UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                       Oppenheimer Main Street Small Cap Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  December 31
                                      -----------

            Date of reporting period: January 1, 2004 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2004 / Unaudited
------------------------------------------------------------------------

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
COMMON STOCKS--93.3%
------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.9%
------------------------------------------------------------------------
AUTO COMPONENTS--1.1%
Aftermarket Technology Corp. 1                    4,100   $      67,650
------------------------------------------------------------------------
ArvinMeritor, Inc.                                1,600          31,312
------------------------------------------------------------------------
Bandag, Inc.                                        300          13,359
------------------------------------------------------------------------
Cooper Tire & Rubber Co.                         18,100         416,300
------------------------------------------------------------------------
Dana Corp.                                        6,200         121,520
------------------------------------------------------------------------
Drew Industries, Inc. 1                           7,400         301,180
------------------------------------------------------------------------
Dura Automotive Systems, Inc. 1                     900           8,235
------------------------------------------------------------------------
Hayes Lemmerz International, Inc. 1               2,000          30,200
------------------------------------------------------------------------
Keystone Automotive Industries, Inc. 1            2,300          64,147
------------------------------------------------------------------------
Modine Manufacturing Co.                          3,400         108,290
------------------------------------------------------------------------
Noble International Ltd.                          2,700          66,879
------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                 500           8,535
------------------------------------------------------------------------
Spartan Motors, Inc.                              2,600          31,850
------------------------------------------------------------------------
Standard Motor Products, Inc.                       100           1,473
------------------------------------------------------------------------
Stoneridge, Inc. 1                                2,200          37,400
------------------------------------------------------------------------
Tenneco Automotive, Inc. 1                        9,400         124,362
------------------------------------------------------------------------
Tower Automotive, Inc. 1                         13,000          47,320
------------------------------------------------------------------------
Visteon Corp.                                    18,200         212,394
                                                          --------------
                                                              1,692,406

------------------------------------------------------------------------
AUTOMOBILES--0.2%
Monaco Coach Corp.                                9,800         276,066
------------------------------------------------------------------------
Winnebago Industries, Inc.                        1,000          37,280
                                                          --------------
                                                                313,346

------------------------------------------------------------------------
DISTRIBUTORS--0.2%
Andersons, Inc. (The)                               600          10,194
------------------------------------------------------------------------
Handleman Co.                                     4,800         111,168
------------------------------------------------------------------------
Pomeroy Computer Resources, Inc.                    300           3,576
------------------------------------------------------------------------
WESCO International, Inc. 1                       8,100         149,040
                                                          --------------
                                                                273,978

------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.9%
Ambassadors Group, Inc.                           3,200          75,232
------------------------------------------------------------------------
Ameristar Casinos, Inc.                           8,400         282,072
------------------------------------------------------------------------
Applebee's International, Inc.                    7,650         176,103
------------------------------------------------------------------------
Argosy Gaming Co. 1                               4,800         180,480
------------------------------------------------------------------------
Aztar Corp. 1                                    13,900         389,200
------------------------------------------------------------------------
Boca Resorts, Inc., Cl. A 1                       5,000          99,100
------------------------------------------------------------------------
California Pizza Kitchen, Inc. 1                  1,000          19,160
------------------------------------------------------------------------
CBRL Group, Inc.                                    700          21,595
------------------------------------------------------------------------
CEC Entertainment, Inc. 1                         9,250         272,968
------------------------------------------------------------------------
Checkers Drive-In Restaurants, Inc. 1             2,600          30,030
------------------------------------------------------------------------
Choice Hotels International, Inc.                 8,800         441,408
------------------------------------------------------------------------
Dave & Buster's, Inc. 1                          10,500         197,295

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Dover Downs Gaming & Entertainment, Inc.          3,200   $      36,000
------------------------------------------------------------------------
Frisch's Restaurants, Inc.                          400          11,900
------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1                    10,400         181,480
------------------------------------------------------------------------
Jack in the Box, Inc. 1                          15,000         445,500
------------------------------------------------------------------------
La Quinta Corp. 1                                29,100         244,440
------------------------------------------------------------------------
Lakes Gaming, Inc. 1                              2,100          24,339
------------------------------------------------------------------------
Landry's Restaurants, Inc.                        4,100         122,549
------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.               7,000         190,330
------------------------------------------------------------------------
Navigant International, Inc. 1                    4,700          83,613
------------------------------------------------------------------------
Papa John's International, Inc. 1                 2,900          85,666
------------------------------------------------------------------------
Penn National Gaming, Inc. 1                     14,300         474,760
------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1                   18,500         233,285
------------------------------------------------------------------------
Prime Hospitality Corp. 1                         6,600          70,092
------------------------------------------------------------------------
Rare Hospitality International, Inc. 1            8,550         212,895
------------------------------------------------------------------------
Ryan's Restaurant Group, Inc. 1                  10,200         161,160
------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                  11,200         214,368
------------------------------------------------------------------------
Shuffle Master, Inc. 1                            9,150         332,237
------------------------------------------------------------------------
Sonic Corp. 1                                     2,750          62,563
------------------------------------------------------------------------
Speedway Motorsports, Inc.                        4,400         147,136
------------------------------------------------------------------------
Steak n Shake Co. (The) 1                        11,900         216,818
------------------------------------------------------------------------
Sunterra Corp. 1                                  1,900          23,940
------------------------------------------------------------------------
Total Entertainment Restaurant Corp. 1            3,500          47,355
                                                          --------------
                                                              5,807,069

------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.9%
Applica, Inc. 1                                   7,400          65,860
------------------------------------------------------------------------
Bassett Furniture Industries, Inc.                  200           4,352
------------------------------------------------------------------------
Beazer Homes USA, Inc.                            1,700         170,527
------------------------------------------------------------------------
Blount International, Inc. 1                        400           5,092
------------------------------------------------------------------------
Brookfield Homes Corp.                            1,500          39,285
------------------------------------------------------------------------
Chromcraft Revington, Inc. 1                        600           7,650
------------------------------------------------------------------------
CSS Industries, Inc.                              3,900         136,656
------------------------------------------------------------------------
Enesco Group, Inc. 1                              2,300          20,608
------------------------------------------------------------------------
Furniture Brands International, Inc.              1,600          40,080
------------------------------------------------------------------------
Helen of Troy Ltd. 1                              7,400         272,838
------------------------------------------------------------------------
Jarden Corp. 1                                   10,300         370,697
------------------------------------------------------------------------
Kimball International, Inc., Cl. B                3,200          47,200
------------------------------------------------------------------------
Lifetime Hoan Corp.                               1,800          41,022
------------------------------------------------------------------------
M.D.C. Holdings, Inc.                             1,980         125,948
------------------------------------------------------------------------
Meritage Corp. 1                                  4,500         309,600
------------------------------------------------------------------------
Mestek, Inc. 1                                      700          11,627
------------------------------------------------------------------------
Movado Group, Inc.                                2,200          37,950
------------------------------------------------------------------------
National Presto Industries, Inc.                    800          32,984
------------------------------------------------------------------------
Ryland Group, Inc. (The)                            900          70,380
------------------------------------------------------------------------
Standard Pacific Corp.                            2,900         142,970


            5 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
------------------------------------------------------------------------

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Stanley Furniture Co., Inc.                       4,100   $     172,651
------------------------------------------------------------------------
Technical Olympic USA, Inc.                       9,600         213,888
------------------------------------------------------------------------
Tupperware Corp.                                 14,600         283,678
------------------------------------------------------------------------
Universal Electronics, Inc. 1                       800          14,024
------------------------------------------------------------------------
Yankee Candle, Inc. (The) 1                       8,000         234,000
                                                          --------------
                                                              2,871,567

------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
1-800-FLOWERS.com, Inc. 1                         1,100           8,954
------------------------------------------------------------------------
Coldwater Creek, Inc. 1                           4,300         113,821
------------------------------------------------------------------------
J. Jill Group, Inc. 1                             6,600         155,694
------------------------------------------------------------------------
PC Connection, Inc. 1                             7,600          50,008
------------------------------------------------------------------------
Priceline.com, Inc. 1                             4,700         126,571
------------------------------------------------------------------------
Provide Commerce, Inc. 1                            400           7,884
                                                          --------------
                                                                462,932

------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.0%
Action Performance Cos., Inc.                     2,700          40,689
------------------------------------------------------------------------
Callaway Golf Co.                                   500           5,670
------------------------------------------------------------------------
Marine Products Corp.                             1,300          24,115
------------------------------------------------------------------------
MarineMax, Inc. 1                                13,400         384,312
------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                        7,200         140,544
------------------------------------------------------------------------
Nautilus Group, Inc. (The)                        8,900         173,639
------------------------------------------------------------------------
Polaris Industries, Inc.                            700          33,600
------------------------------------------------------------------------
RC2 Corp. 1                                       3,500         124,250
------------------------------------------------------------------------
SCP Pool Corp.                                    7,575         340,875
------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 1              4,900         171,941
                                                          --------------
                                                              1,439,635

------------------------------------------------------------------------
MEDIA--1.2%
4Kids Entertainment, Inc. 1                       2,000          47,840
------------------------------------------------------------------------
Advo, Inc.                                        2,250          74,070
------------------------------------------------------------------------
Arbitron, Inc. 1                                  1,300          47,476
------------------------------------------------------------------------
Beasley Broadcast Group, Inc., Cl. A                100           1,496
------------------------------------------------------------------------
Carmike Cinemas, Inc. 1                           1,800          71,010
------------------------------------------------------------------------
Gray Television, Inc.                             8,200         113,898
------------------------------------------------------------------------
Hearst-Argyle Television, Inc.                    5,300         136,634
------------------------------------------------------------------------
Information Holdings, Inc. 1                      3,800         104,006
------------------------------------------------------------------------
Journal Communications, Inc.                      1,400          26,362
------------------------------------------------------------------------
Liberty Corp.                                       900          42,255
------------------------------------------------------------------------
Media General, Inc., Cl. A                        1,600         102,752
------------------------------------------------------------------------
R.H. Donnelley Corp. 1                            5,900         258,066
------------------------------------------------------------------------
Readers Digest Assn., Inc. (The),
Cl. A, Non-Vtg.                                  13,900         222,261
------------------------------------------------------------------------
Saga Communications, Inc., Cl. A 1                1,100          20,075
------------------------------------------------------------------------
Salem Communications Corp., Cl. A 1               6,200         168,206
------------------------------------------------------------------------
Thomas Nelson, Inc.                               7,800         177,372

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
MEDIA CONTINUED
World Wrestling Federation
Entertainment, Inc.                              10,600   $     135,150
                                                          --------------
                                                              1,748,929

------------------------------------------------------------------------
MULTILINE RETAIL--0.6%
Bon-Ton Stores, Inc.                              3,600          52,776
------------------------------------------------------------------------
Dillard's, Inc., Cl. A                           12,600         280,980
------------------------------------------------------------------------
Saks, Inc.                                        4,700          70,500
------------------------------------------------------------------------
Stage Stores, Inc. 1                              5,500         207,130
------------------------------------------------------------------------
Stein Mart, Inc. 1                               17,900         291,054
                                                          --------------
                                                                902,440

------------------------------------------------------------------------
SPECIALTY RETAIL--4.8%
A.C. Moore Arts & Crafts, Inc. 1                  1,800          49,518
------------------------------------------------------------------------
Aaron Rents, Inc.                                 7,200         238,608
------------------------------------------------------------------------
Aeropostale, Inc. 1                              14,250         383,468
------------------------------------------------------------------------
American Eagle Outfitters, Inc. 1                 7,800         225,498
------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                         10,750         311,535
------------------------------------------------------------------------
Asbury Automotive Group, Inc. 1                   1,000          15,000
------------------------------------------------------------------------
Barnes & Noble, Inc. 1                            5,100         173,298
------------------------------------------------------------------------
bebe stores, inc. 1                              13,550         271,000
------------------------------------------------------------------------
Big 5 Sporting Goods Corp. 1                      6,500         170,235
------------------------------------------------------------------------
Blair Corp.                                       1,900          54,910
------------------------------------------------------------------------
Borders Group, Inc.                               9,100         213,304
------------------------------------------------------------------------
Brookstone, Inc. 1                               13,275         266,164
------------------------------------------------------------------------
Buckle, Inc. (The)                                2,400          67,800
------------------------------------------------------------------------
Building Materials Holding Corp.                  9,300         176,049
------------------------------------------------------------------------
Cabela's, Inc. 1                                  1,400          37,730
------------------------------------------------------------------------
Cache, Inc. 1                                     2,100          28,371
------------------------------------------------------------------------
Casual Male Retail Group, Inc. 1                  3,800          27,740
------------------------------------------------------------------------
Charming Shoppes, Inc. 1                         43,700         390,241
------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1            3,700          87,024
------------------------------------------------------------------------
Claire's Stores, Inc.                             9,700         210,490
------------------------------------------------------------------------
CSK Auto Corp.                                      200           3,428
------------------------------------------------------------------------
Deb Shops, Inc.                                     200           4,812
------------------------------------------------------------------------
Dress Barn, Inc. (The) 1                         10,500         179,760
------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1             2,400          63,216
------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A 1                  3,100          93,527
------------------------------------------------------------------------
Finlay Enterprises, Inc. 1                        1,700          31,994
------------------------------------------------------------------------
GameStop Corp. 1                                  3,600          54,792
------------------------------------------------------------------------
Goody's Family Clothing, Inc.                    13,000         134,810
------------------------------------------------------------------------
Guess?, Inc. 1                                   14,800         238,280
------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1                    7,825         214,014
------------------------------------------------------------------------
HNI Corp.                                           700          29,631
------------------------------------------------------------------------
Hollywood Entertainment Corp. 1                   6,500          86,840
------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1                             6,000         176,400
------------------------------------------------------------------------
Jos. A. Banks Clothiers, Inc. 1                   4,200         131,838


            6 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Lithia Motors, Inc., Cl. A                          900   $      22,302
------------------------------------------------------------------------
Loehmann's Holdings, Inc. 1                       2,000          45,584
------------------------------------------------------------------------
Monro Muffler Brake, Inc. 1                       3,500          84,910
------------------------------------------------------------------------
O'Reilly Automotive, Inc. 1                       3,000         135,600
------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1            11,875         232,394
------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                        9,500         141,645
------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack                       17,100         433,485
------------------------------------------------------------------------
Select Comfort Corp. 1                            3,200          90,880
------------------------------------------------------------------------
Sports Authority, Inc. (The) 1                      561          20,140
------------------------------------------------------------------------
Talbots, Inc. (The)                               3,900         152,685
------------------------------------------------------------------------
TBC Corp. 1                                       4,900         116,620
------------------------------------------------------------------------
Too, Inc.                                         1,600          26,720
------------------------------------------------------------------------
Tractor Supply Co. 1                              2,500         104,550
------------------------------------------------------------------------
Trans World Entertainment Corp. 1                 8,600          86,172
------------------------------------------------------------------------
Tweeter Home Entertainment
Group, Inc. 1                                     1,300           7,020
------------------------------------------------------------------------
United Auto Group, Inc.                           8,500         260,525
------------------------------------------------------------------------
Zale Corp. 1                                     15,400         419,804
                                                          --------------
                                                              7,222,361

------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.7%
Brown Shoe Co., Inc.                              7,100         290,603
------------------------------------------------------------------------
Cherokee, Inc.                                      900          22,581
------------------------------------------------------------------------
Deckers Outdoor Corp. 1                           1,800          53,082
------------------------------------------------------------------------
DHB Industries, Inc. 1                           10,600         160,908
------------------------------------------------------------------------
Escalade, Inc.                                      600          13,866
------------------------------------------------------------------------
Fossil, Inc. 1                                    5,000         136,250
------------------------------------------------------------------------
Hampshire Group Ltd. 1                            1,600          46,384
------------------------------------------------------------------------
Hartmarx Corp. 1                                 10,500          66,150
------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                300           6,063
------------------------------------------------------------------------
Kellwood Co.                                      9,700         422,435
------------------------------------------------------------------------
Kenneth Cole Productions, Inc., Cl. A             3,400         116,518
------------------------------------------------------------------------
Maxwell Shoe Co., Inc. 1                            800          18,592
------------------------------------------------------------------------
Perry Ellis International, Inc. 1                   100           2,526
------------------------------------------------------------------------
Quaker Fabric Corp.                                 200           1,542
------------------------------------------------------------------------
Timberland Co., Cl. A 1                           3,300         213,147
------------------------------------------------------------------------
Tommy Hilfiger Corp. 1                            9,500         143,830
------------------------------------------------------------------------
UniFirst Corp.                                    1,300          37,817
------------------------------------------------------------------------
Vans, Inc. 1                                      6,000         123,300
------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                      11,600         246,732
------------------------------------------------------------------------
Weyco Group, Inc.                                   100           3,429
------------------------------------------------------------------------
Wolverine World Wide, Inc.                       14,700         385,875
                                                          --------------
                                                              2,511,630

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
CONSUMER STAPLES--3.0%
------------------------------------------------------------------------
BEVERAGES--0.1%
Boston Beer Co., Inc., Cl. A 1                    4,000   $      80,560
------------------------------------------------------------------------
National Beverage Corp.                           1,200          11,916
------------------------------------------------------------------------
PepsiAmericas, Inc.                                 800          16,992
                                                          --------------
                                                                109,468

------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
7-Eleven, Inc. 1                                 12,400         221,340
------------------------------------------------------------------------
Arden Group, Inc., Cl. A                            800          71,696
------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                       2,700          67,500
------------------------------------------------------------------------
Chronimed, Inc. 1                                 1,400          11,410
------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A                         600           6,702
------------------------------------------------------------------------
Longs Drug Stores, Inc.                           4,200         100,254
------------------------------------------------------------------------
Nash Finch Co.                                    3,100          77,593
------------------------------------------------------------------------
Ruddick Corp.                                    12,400         278,380
------------------------------------------------------------------------
Smart & Final, Inc. 1                             8,600         103,372
------------------------------------------------------------------------
Weis Markets, Inc.                                4,000         140,200
------------------------------------------------------------------------
Wild Oats Markets, Inc. 1                         1,900          26,733
                                                          --------------
                                                              1,105,180

------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Alico, Inc.                                         300          12,045
------------------------------------------------------------------------
Central Garden & Pet Co. 1                        8,100         289,737
------------------------------------------------------------------------
Corn Products International, Inc.                 7,900         367,745
------------------------------------------------------------------------
Del Monte Foods Co. 1                             8,900          90,424
------------------------------------------------------------------------
Flowers Foods, Inc.                              12,600         329,490
------------------------------------------------------------------------
Interstate Bakeries Corp.                         1,800          19,530
------------------------------------------------------------------------
J&J Snack Foods Corp. 1                           1,900          77,577
------------------------------------------------------------------------
Lance, Inc.                                       6,600         101,640
------------------------------------------------------------------------
M&F Worldwide Corp. 1                             9,900         135,630
------------------------------------------------------------------------
MGP Ingredients, Inc.                               900          34,821
------------------------------------------------------------------------
Omega Protein Corp. 1                            11,400         110,580
------------------------------------------------------------------------
Sanderson Farms, Inc.                             6,050         324,401
                                                          --------------
                                                              1,893,620

------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Chattem, Inc. 1                                   9,600         277,152
------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                13,500         341,820
------------------------------------------------------------------------
Rayovac Corp. 1                                  10,500         295,050
------------------------------------------------------------------------
WD-40 Co.                                         1,500          44,910
                                                          --------------
                                                                958,932

------------------------------------------------------------------------
PERSONAL PRODUCTS--0.3%
Del Laboratories, Inc.                            2,738          84,933
------------------------------------------------------------------------
First Years, Inc. (The)                           1,300          24,180
------------------------------------------------------------------------
Inter Parfums, Inc.                               2,900          60,465
------------------------------------------------------------------------
Mannatech, Inc.                                   2,500          24,000


            7 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
------------------------------------------------------------------------

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
PERSONAL PRODUCTS Continued
Nature's Sunshine Products, Inc.                  4,300   $      61,232
------------------------------------------------------------------------
NBTY, Inc. 1                                      5,300         155,767
                                                          --------------
                                                                410,577

------------------------------------------------------------------------
ENERGY--7.2%
------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.5%
Cal Dive International, Inc. 1                   12,800         388,096
------------------------------------------------------------------------
Carbo Ceramics, Inc.                              2,200         150,150
------------------------------------------------------------------------
CHC Helicopter Corp., Cl. A                         700          20,414
------------------------------------------------------------------------
Ensign Resource Service Group, Inc.               3,700          58,477
------------------------------------------------------------------------
Gulf Island Fabrication, Inc.                     3,800          82,194
------------------------------------------------------------------------
Hydril Co. 1                                      1,100          34,650
------------------------------------------------------------------------
Maverick Tube Corp. 1                             3,000          78,780
------------------------------------------------------------------------
NS Group, Inc. 1                                  4,300          70,692
------------------------------------------------------------------------
Oceaneering International, Inc. 1                 6,500         222,625
------------------------------------------------------------------------
Offshore Logistics, Inc. 1                        1,600          44,992
------------------------------------------------------------------------
Oil States International, Inc. 1                 20,900         319,770
------------------------------------------------------------------------
RPC, Inc.                                         2,400          37,896
------------------------------------------------------------------------
Tesco Corp. 1                                     2,400          19,350
------------------------------------------------------------------------
Total Energy Services Ltd. 1                      9,500          42,088
------------------------------------------------------------------------
Trican Well Service Ltd. 1                        4,100         128,436
------------------------------------------------------------------------
Unit Corp. 1                                        200           6,290
------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1            2,000          61,360
------------------------------------------------------------------------
Veritas DGC, Inc. 1                              16,900         391,235
------------------------------------------------------------------------
Willbros Group, Inc. 1                            2,200          33,154
                                                          --------------
                                                              2,190,649

------------------------------------------------------------------------
OIL & GAS--5.7%
Atlas Energy Ltd. 1                              37,300          84,574
------------------------------------------------------------------------
Berry Petroleum Co., Cl. A                        2,600          76,466
------------------------------------------------------------------------
Blizzard Energy, Inc. 1                          86,400          90,218
------------------------------------------------------------------------
Brigham Exploration Co. 1                           700           6,426
------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                      4,700         198,810
------------------------------------------------------------------------
Callon Petroleum Co. 1                            6,200          88,412
------------------------------------------------------------------------
Canadian Superior Energy, Inc. 1                 52,500          78,314
------------------------------------------------------------------------
Cimarex Energy Co. 1                             14,890         450,125
------------------------------------------------------------------------
Clear Energy, Inc. 1                              9,133          23,842
------------------------------------------------------------------------
Compton Petroleum Corp. 1                         6,800          38,038
------------------------------------------------------------------------
Comstock Resources, Inc. 1                        7,200         140,112
------------------------------------------------------------------------
Crew Energy, Inc. 1                               5,666          21,975
------------------------------------------------------------------------
Denbury Resources, Inc. 1                        13,500         282,825
------------------------------------------------------------------------
Duvernay Oil Corp. 1                              4,500          43,532
------------------------------------------------------------------------
Encore Acquisition Co. 1                          6,700         186,930
------------------------------------------------------------------------
Energy Partners Ltd. 1                            9,400         143,820
------------------------------------------------------------------------
Esprit Exploration Ltd. 1, 2                     10,600          27,592
------------------------------------------------------------------------
Esprit Exploration Ltd. 1                         9,700          25,249
------------------------------------------------------------------------
Frontier Oil Corp.                               15,400         326,326

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
OIL & GAS CONTINUED
General Maritime Corp. 1                          9,600   $     263,424
------------------------------------------------------------------------
Harvest Natural Resources, Inc. 1                11,100         165,501
------------------------------------------------------------------------
Holly Corp.                                       7,600         284,240
------------------------------------------------------------------------
Houston Exploration Co. 1                         5,100         264,384
------------------------------------------------------------------------
Ketch Resources Ltd. 1                            4,900          42,029
------------------------------------------------------------------------
Magnum Hunter Resources, Inc. 1                  33,100         343,578
------------------------------------------------------------------------
Maritrans, Inc.                                   2,400          36,120
------------------------------------------------------------------------
Meridian Resource Corp. (The) 1                  19,400         134,636
------------------------------------------------------------------------
Midnight Oil & Gas Ltd. 1                        14,000          66,306
------------------------------------------------------------------------
OMI Corp.                                        34,000         404,600
------------------------------------------------------------------------
OPTI Canada, Inc. 1                               5,000          69,924
------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                  4,200         185,346
------------------------------------------------------------------------
Paramount Resources Ltd. 1                       18,800         201,917
------------------------------------------------------------------------
Patina Oil & Gas Corp.                            6,412         191,526
------------------------------------------------------------------------
Penn Virginia Corp.                               7,000         252,770
------------------------------------------------------------------------
Petroleum Development Corp. 1                     4,200         115,164
------------------------------------------------------------------------
Plains Exploration & Production Co. 1             8,242         151,241
------------------------------------------------------------------------
Pogo Producing Co.                                1,000          49,400
------------------------------------------------------------------------
Prima Energy Corp. 1                                300          11,871
------------------------------------------------------------------------
Progress Energy Ltd. 1                            9,700         107,508
------------------------------------------------------------------------
Range Resources Corp.                            19,900         290,540
------------------------------------------------------------------------
Real Resources, Inc. 1                           11,900          66,123
------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                       3,500          82,600
------------------------------------------------------------------------
Resource America, Inc., Cl. A                     4,700         110,920
------------------------------------------------------------------------
Rio Alto Resources International, Inc. 1         12,600          12,687
------------------------------------------------------------------------
Southwestern Energy Co. 1                         3,500         100,345
------------------------------------------------------------------------
Spinnaker Exploration Co. 1                       3,200         126,016
------------------------------------------------------------------------
St. Mary Land & Exploration Co.                   6,700         238,855
------------------------------------------------------------------------
StarPoint Energy Ltd. 1                          37,800         119,821
------------------------------------------------------------------------
Stelmar Shipping Ltd.                             3,600         119,340
------------------------------------------------------------------------
Stone Energy Corp. 1                              4,700         214,696
------------------------------------------------------------------------
Swift Energy Co. 1                               11,900         262,514
------------------------------------------------------------------------
Teekay Shipping Corp.                             2,200          82,236
------------------------------------------------------------------------
Tesoro Petroleum Corp. 1                         13,400         369,840
------------------------------------------------------------------------
Thunder Energy, Inc. 1                           13,666          72,471
------------------------------------------------------------------------
TransMontaigne, Inc. 1                              100             538
------------------------------------------------------------------------
Tusk Energy, Inc. 1                              28,000          91,889
------------------------------------------------------------------------
Vintage Petroleum, Inc.                          14,400         244,368
------------------------------------------------------------------------
Western Gas Resources, Inc.                       4,400         142,912
------------------------------------------------------------------------
World Fuel Services Corp.                         3,300         148,764
                                                          --------------
                                                              8,572,546

------------------------------------------------------------------------
FINANCIALS--13.9%
------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
National Financial Partners Corp.                 2,000          70,540
------------------------------------------------------------------------
Stifel Financial Corp. 1                            300           8,160


            8 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
CAPITAL MARKETS Continued
SWS Group, Inc.                                     700   $      10,710
                                                          --------------
                                                                 89,410

------------------------------------------------------------------------
COMMERCIAL BANKS--6.4%
1st Source Corp.                                    400           9,992
------------------------------------------------------------------------
Alliance Financial Corp.                            600          16,884
------------------------------------------------------------------------
AmericanWest Bancorporation                       2,710          51,897
------------------------------------------------------------------------
Anchor BanCorp Wisconsin, Inc.                    5,500         145,420
------------------------------------------------------------------------
Arrow Financial Corp.                               451          13,733
------------------------------------------------------------------------
Bancorp Bank (The) 1                                600          10,626
------------------------------------------------------------------------
BankAtlantic Bancorp, Inc.                        5,200          95,940
------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A 1                 700          18,060
------------------------------------------------------------------------
Banner Corp.                                        900          26,154
------------------------------------------------------------------------
Bay View Capital Corp.                              300             618
------------------------------------------------------------------------
BB&T Corp.                                           32           1,183
------------------------------------------------------------------------
Berkshire Hills Bancorp, Inc.                     1,800          66,780
------------------------------------------------------------------------
BFC Financial Corp., Cl. A 1                         25             295
------------------------------------------------------------------------
Brookline Bancorp, Inc.                             960          14,083
------------------------------------------------------------------------
BSB Bancorp, Inc.                                   700          24,885
------------------------------------------------------------------------
Camco Financial Corp.                               600           8,400
------------------------------------------------------------------------
Camden National Corp.                               300           9,921
------------------------------------------------------------------------
Capital Bancorp Ltd.                                500          13,005
------------------------------------------------------------------------
Capital City Bank Group, Inc.                       525          20,785
------------------------------------------------------------------------
Capital Corp. of the West                           200           7,768
------------------------------------------------------------------------
Capital Crossing Bank 1                           1,000          55,830
------------------------------------------------------------------------
CB Bancshares, Inc.                               1,915         178,478
------------------------------------------------------------------------
Center Financial Corp.                            2,100          31,815
------------------------------------------------------------------------
Chemical Financial Corp.                            505          18,629
------------------------------------------------------------------------
Citizens First Bancorp, Inc.                      2,800          66,668
------------------------------------------------------------------------
City Holding Co.                                  6,800         214,744
------------------------------------------------------------------------
CNB Florida Bancshares, Inc.                        300           7,089
------------------------------------------------------------------------
Colonial BancGroup, Inc. (The)                   11,900         216,223
------------------------------------------------------------------------
Columbia Bancorp, Eastern US                        200           5,844
------------------------------------------------------------------------
Columbia Banking System, Inc.                     8,790         195,138
------------------------------------------------------------------------
Community Bank System, Inc.                       7,500         170,925
------------------------------------------------------------------------
Community First Bankshares, Inc.                  5,700         183,483
------------------------------------------------------------------------
Community Trust Bancorp, Inc.                       750          22,875
------------------------------------------------------------------------
Corus Bankshares, Inc.                            2,700         110,997
------------------------------------------------------------------------
CVB Financial Corp.                               2,310          50,312
------------------------------------------------------------------------
Dime Community Bancshares, Inc.                   6,312         110,334
------------------------------------------------------------------------
East West Bancorp, Inc.                          11,000         337,700
------------------------------------------------------------------------
Exchange National Bancshares, Inc.                  300           8,760
------------------------------------------------------------------------
Farmers Capital Bank Corp.                          100           3,575
------------------------------------------------------------------------
Fidelity Bankshares, Inc.                         5,216         184,907
------------------------------------------------------------------------
First BanCorp                                     2,550         103,913
------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A              800          97,600

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
First Commonwealth Financial Corp.                2,600   $      33,722
------------------------------------------------------------------------
First Community Bancshares, Inc.                  1,410          47,235
------------------------------------------------------------------------
First Defiance Financial Corp.                    1,000          22,100
------------------------------------------------------------------------
First Federal Capital Corp.                       2,600          72,358
------------------------------------------------------------------------
First Financial Corp.                               900          28,710
------------------------------------------------------------------------
First Financial Holdings, Inc.                    3,000          86,430
------------------------------------------------------------------------
First M&F Corp.                                     200           6,228
------------------------------------------------------------------------
First Merchants Corp.                             1,515          39,314
------------------------------------------------------------------------
First National Bankshares
of Florida, Inc.                                  1,957          37,085
------------------------------------------------------------------------
First Niagara Financial Group, Inc.               7,100          85,200
------------------------------------------------------------------------
First Oak Brook Bancshares, Inc.                    400          12,120
------------------------------------------------------------------------
First Place Financial Corp.                       4,700          87,279
------------------------------------------------------------------------
First Republic Bank                               8,300         357,564
------------------------------------------------------------------------
First Sentinel Bancorp, Inc.                      2,200          45,210
------------------------------------------------------------------------
FirstFed Financial Corp. 1                          200           8,320
------------------------------------------------------------------------
Flagstar Bancorp, Inc.                            6,650         132,202
------------------------------------------------------------------------
Flushing Financial Corp.                          4,575          80,749
------------------------------------------------------------------------
Foothill Independent Bancorp                        518          10,811
------------------------------------------------------------------------
Frontier Financial Corp.                            400          13,976
------------------------------------------------------------------------
Glacier Bancorp, Inc.                             2,675          75,355
------------------------------------------------------------------------
Hancock Holding Co.                                 400          11,624
------------------------------------------------------------------------
Hanmi Financial Corp.                             2,162          63,779
------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                   5,600         154,056
------------------------------------------------------------------------
Harleysville National Corp.                         625          16,000
------------------------------------------------------------------------
Home Federal Bancorp                              1,300          32,500
------------------------------------------------------------------------
Horizon Financial Corp.                             300           5,970
------------------------------------------------------------------------
Hudson River Bancorp, Inc.                        2,000          34,140
------------------------------------------------------------------------
IBERIABANK Corp.                                  2,200         130,196
------------------------------------------------------------------------
Independence Community Bank Corp.                 5,300         192,920
------------------------------------------------------------------------
Independent Bank Corp., Michigan                  3,543          89,992
------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                   5,700         180,120
------------------------------------------------------------------------
International Bancshares Corp.                    2,443          99,064
------------------------------------------------------------------------
ITLA Capital Corp. 1                              1,700          68,969
------------------------------------------------------------------------
Macatawa Bank Corp.                                 655          18,006
------------------------------------------------------------------------
MAF Bancorp, Inc.                                 8,464         361,244
------------------------------------------------------------------------
MainSource Financial Group, Inc.                    565          11,470
------------------------------------------------------------------------
Nara Bancorp, Inc.                                5,000          85,650
------------------------------------------------------------------------
NASB Financial, Inc.                              1,100          46,431
------------------------------------------------------------------------
National Bankshares, Inc.                           600          24,900
------------------------------------------------------------------------
NBT Bancorp, Inc.                                 3,700          82,658
------------------------------------------------------------------------
Oak Hill Financial, Inc.                            400          12,600
------------------------------------------------------------------------
OceanFirst Financial Corp.                        1,100          26,345
------------------------------------------------------------------------
Old Second Bancorp, Inc.                            458          24,160
------------------------------------------------------------------------
Oriental Financial Group, Inc.                    6,743         182,533
------------------------------------------------------------------------
Pacific Capital Bancorp                          15,610         439,109


            9 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
------------------------------------------------------------------------

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Parkvale Financial Corp.                            200   $       5,268
------------------------------------------------------------------------
PennFed Financial Services, Inc.                    200           6,800
------------------------------------------------------------------------
PennRock Financial Services Corp.                   920          27,784
------------------------------------------------------------------------
PFF Bancorp, Inc.                                 4,740         176,518
------------------------------------------------------------------------
Provident Bankshares Corp.                          451          13,007
------------------------------------------------------------------------
Provident Financial Holdings, Inc.                  700          16,555
------------------------------------------------------------------------
Quaker City Bancorp, Inc.                         1,800          98,892
------------------------------------------------------------------------
R&G Financial Corp., Cl. B                       10,500         347,130
------------------------------------------------------------------------
Republic Bancorp, Inc.                            3,134          43,564
------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                     3,160          63,800
------------------------------------------------------------------------
S.Y. Bancorp, Inc.                                  200           4,682
------------------------------------------------------------------------
Sandy Spring Bancorp, Inc.                        1,500          52,125
------------------------------------------------------------------------
Santander BanCorp                                 1,200          29,664
------------------------------------------------------------------------
Seacoast Banking Corp. of Florida                 3,130          65,511
------------------------------------------------------------------------
Second Bancorp, Inc.                                800          25,032
------------------------------------------------------------------------
Silicon Valley Bancshares 1                       5,500         218,075
------------------------------------------------------------------------
Sound Federal Bancorp, Inc.                       1,400          18,788
------------------------------------------------------------------------
Southside Bancshares, Inc.                          300           6,300
------------------------------------------------------------------------
Southwest Bancorp, Inc.                           3,200          58,400
------------------------------------------------------------------------
State Bancorp, Inc.                               1,162          28,388
------------------------------------------------------------------------
State Financial Services Corp.                    1,700          50,422
------------------------------------------------------------------------
Sterling Bancorp                                  6,100         168,482
------------------------------------------------------------------------
Sterling Financial Corp.                          9,617         306,494
------------------------------------------------------------------------
Sterling Financial Corp., Eastern US                900          23,427
------------------------------------------------------------------------
Sun Bancorp, Inc.                                 2,496          53,065
------------------------------------------------------------------------
Susquehanna Bancshares, Inc.                        340           8,554
------------------------------------------------------------------------
TierOne Corp.                                     3,000          64,530
------------------------------------------------------------------------
U.S.B. Holding Co., Inc.                            315           7,220
------------------------------------------------------------------------
Union Bankshares Corp.                            1,000          31,600
------------------------------------------------------------------------
United Community Financial Corp.                  1,600          20,800
------------------------------------------------------------------------
Univest Corp. of Pennsylvania                       500          25,500
------------------------------------------------------------------------
W. Holding Co., Inc.                              9,666         165,965
------------------------------------------------------------------------
Waypoint Financial Corp.                          2,310          63,733
------------------------------------------------------------------------
Webster Financial Corp.                           2,734         128,553
------------------------------------------------------------------------
WesBanco, Inc.                                    1,100          32,043
------------------------------------------------------------------------
Westcorp                                          3,700         168,165
------------------------------------------------------------------------
Westfield Financial, Inc.                           100           2,034
------------------------------------------------------------------------
Whitney Holding Corp.                             1,400          62,538
------------------------------------------------------------------------
Wilshire State Bank 1                             1,700          41,684
------------------------------------------------------------------------
WSFS Financial Corp.                              3,600         175,212
                                                          --------------
                                                              9,514,976

------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
ASTA Funding, Inc.                                2,500          43,500
------------------------------------------------------------------------
Education Lending Group, Inc. 1                   2,200          39,050
------------------------------------------------------------------------
First Marblehead Corp. (The) 1                    4,300         173,118

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
CONSUMER FINANCE CONTINUED
Nelnet, Inc., Cl. A 1                               400   $       7,100
                                                          --------------
                                                                262,768

------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.6%
Affiliated Managers Group, Inc. 1                 3,800         191,406
------------------------------------------------------------------------
American Capital Strategies Ltd.                  2,600          72,852
------------------------------------------------------------------------
Cash America International, Inc.                  9,100         209,300
------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                   500          72,185
------------------------------------------------------------------------
CompuCredit Corp. 1                               9,400         162,620
------------------------------------------------------------------------
Credit Acceptance Corp. 1                           500           7,535
------------------------------------------------------------------------
Encore Capital Group, Inc. 1                      1,900          25,099
------------------------------------------------------------------------
First Albany Cos., Inc.                           2,500          25,100
------------------------------------------------------------------------
First Cash Financial Services, Inc. 1             8,050         171,304
------------------------------------------------------------------------
Gabelli Asset Management, Inc.                    3,900         165,750
------------------------------------------------------------------------
Instinet Group, Inc. 1                           11,200          59,136
------------------------------------------------------------------------
iShares Russell 2000 Index Fund                   1,900         224,181
------------------------------------------------------------------------
iShares S&P SmallCap 600 Index Fund               1,600         235,520
------------------------------------------------------------------------
Knight Trading Group, Inc. 1                     19,900         199,398
------------------------------------------------------------------------
Marlin Business Services, Inc. 1                  3,700          55,611
------------------------------------------------------------------------
Newtek Business Services, Inc. 1                  1,500           5,625
------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1                        4,600         208,058
------------------------------------------------------------------------
Raymond James Financial, Inc.                     5,500         145,475
------------------------------------------------------------------------
Sanders Morris Harris Group, Inc.                 2,700          39,825
------------------------------------------------------------------------
United PanAm Financial Corp. 1                    1,000          17,050
------------------------------------------------------------------------
WFS Financial, Inc.                               3,300         163,383
                                                          --------------
                                                              2,456,413

------------------------------------------------------------------------
INSURANCE--3.6%
Alfa Corp.                                        4,000          56,000
------------------------------------------------------------------------
Allmerica Financial Corp. 1                      11,200         378,560
------------------------------------------------------------------------
American Medical Security Group, Inc. 1           6,900         188,025
------------------------------------------------------------------------
American Physicians Capital, Inc. 1                 500          11,575
------------------------------------------------------------------------
AmerUs Group Co.                                 11,900         492,660
------------------------------------------------------------------------
Arch Capital Group Ltd. 1                         6,400         255,232
------------------------------------------------------------------------
Argonaut Group, Inc. 1                            2,000          36,860
------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                     2,000          46,460
------------------------------------------------------------------------
Baldwin & Lyons, Inc., Cl. B, Non-Vtg.              600          16,104
------------------------------------------------------------------------
Ceres Group, Inc. 1                                 900           5,526
------------------------------------------------------------------------
Commerce Group, Inc. (The)                        4,900         241,913
------------------------------------------------------------------------
Crawford & Co., Cl. A, Non-Vtg.                   1,400           6,608
------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A               8,900         396,050
------------------------------------------------------------------------
Donegal Group, Inc., Cl. A                        3,300          66,132
------------------------------------------------------------------------
EMC Insurance Group, Inc.                           300           7,008
------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A                  1,500          42,390
------------------------------------------------------------------------
Fidelity National Financial, Inc.                    79           2,950
------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1                      1,600          39,504


            10 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
INSURANCE Continued
Great American Financial
Resources, Inc.                                   1,600   $      25,440
------------------------------------------------------------------------
Horace Mann Educators Corp.                       8,800         153,824
------------------------------------------------------------------------
Hub International Ltd.                              600          11,454
------------------------------------------------------------------------
Independence Holding Co.                            300          10,200
------------------------------------------------------------------------
Infinity Property & Casualty Corp.                3,200         105,600
------------------------------------------------------------------------
IPC Holdings Ltd.                                 2,000          73,860
------------------------------------------------------------------------
Kansas City Life Insurance Co.                      300          12,627
------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                 1,400          54,502
------------------------------------------------------------------------
Meadowbrook Insurance Group, Inc. 1               4,000          21,200
------------------------------------------------------------------------
Midland Co. (The)                                   400          11,860
------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A 1        400          61,420
------------------------------------------------------------------------
Navigators Group, Inc. (The) 1                      200           5,778
------------------------------------------------------------------------
NYMAGIC, Inc.                                       100           2,640
------------------------------------------------------------------------
Odyssey Re Holdings Corp.                         6,300         151,200
------------------------------------------------------------------------
Ohio Casualty Corp. 1                            17,700         356,301
------------------------------------------------------------------------
Penn-America Group, Inc.                          2,400          33,600
------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1           4,700         282,329
------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                         23,000         281,750
------------------------------------------------------------------------
ProCentury Corp. 1                                8,800          85,624
------------------------------------------------------------------------
Protective Life Corp.                             1,200          46,404
------------------------------------------------------------------------
Pxre Group Ltd.                                   2,400          60,648
------------------------------------------------------------------------
Reinsurance Group of America, Inc.                  900          36,585
------------------------------------------------------------------------
Safety Insurance Group, Inc.                      1,500          32,130
------------------------------------------------------------------------
Selective Insurance Group, Inc.                   1,100          43,868
------------------------------------------------------------------------
StanCorp Financial Group, Inc.                    3,400         227,800
------------------------------------------------------------------------
State Auto Financial Corp.                        5,500         168,960
------------------------------------------------------------------------
UICI 1                                           11,000         261,910
------------------------------------------------------------------------
United Fire & Casualty Co.                          900          51,975
------------------------------------------------------------------------
Universal American Financial Corp. 1             25,700         282,186
------------------------------------------------------------------------
Vesta Insurance Group, Inc.                       9,000          58,230
------------------------------------------------------------------------
Zenith National Insurance Corp.                   2,400         116,640
                                                          --------------
                                                              5,418,102

------------------------------------------------------------------------
REAL ESTATE--1.5%
Acadia Realty Trust                                 900          12,366
------------------------------------------------------------------------
Agree Realty Corp.                                3,400          86,020
------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.               400          22,712
------------------------------------------------------------------------
Arden Realty, Inc.                                1,200          35,292
------------------------------------------------------------------------
Associated Estates Realty Corp.                     900           7,245
------------------------------------------------------------------------
Avatar Holdings, Inc. 1                             300          12,480
------------------------------------------------------------------------
Bluegreen Corp. 1                                 9,200         126,960
------------------------------------------------------------------------
Brandywine Realty Trust                           1,800          48,942
------------------------------------------------------------------------
Camden Property Trust                             1,300          59,540
------------------------------------------------------------------------
Capital Automotive REIT                           1,200          35,196

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
REAL ESTATE CONTINUED
Capital Trust, Cl. A                                500   $      13,360
------------------------------------------------------------------------
Capstead Mortgage Corp.                             900          12,105
------------------------------------------------------------------------
CarrAmerica Realty Corp.                            900          27,207
------------------------------------------------------------------------
CBL & Associates Properties, Inc.                   600          33,000
------------------------------------------------------------------------
Chelsea Property Group, Inc.                        200          13,044
------------------------------------------------------------------------
Colonial Properties Trust                           600          23,118
------------------------------------------------------------------------
Consolidated-Tomoka Land Co.                        400          15,104
------------------------------------------------------------------------
Cornerstone Realty Income Trust, Inc.               600           5,262
------------------------------------------------------------------------
Corporate Office Properties Trust                   900          22,365
------------------------------------------------------------------------
Correctional Properties Trust                     1,300          38,025
------------------------------------------------------------------------
Equity Inns, Inc.                                 6,900          64,101
------------------------------------------------------------------------
First Industrial Realty Trust, Inc.               1,500          55,320
------------------------------------------------------------------------
Friedman, Billings, Ramsey Group,
Inc., Cl. A                                         200           3,958
------------------------------------------------------------------------
Glenborough Realty Trust, Inc.                      600          11,010
------------------------------------------------------------------------
Health Care REIT, Inc.                            2,400          78,000
------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                     1,100          41,228
------------------------------------------------------------------------
Heritage Property Investment Trust                  400          10,824
------------------------------------------------------------------------
Highwoods Properties, Inc.                        1,800          42,300
------------------------------------------------------------------------
Impac Mortgage Holdings, Inc.                     1,200          27,024
------------------------------------------------------------------------
Jones Lang LaSalle, Inc. 1                        9,200         249,320
------------------------------------------------------------------------
Kilroy Realty Corp.                               1,000          34,100
------------------------------------------------------------------------
Koger Equity, Inc.                                1,200          27,744
------------------------------------------------------------------------
Levitt Corp., Cl. A 1                             1,025          26,404
------------------------------------------------------------------------
Lexington Corporate Properties Trust              2,100          41,811
------------------------------------------------------------------------
LTC Properties, Inc.                                800          13,280
------------------------------------------------------------------------
Mack-Cali Realty Corp.                            1,200          49,656
------------------------------------------------------------------------
Maguire Properties, Inc.                          1,100          27,247
------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.           1,200          45,468
------------------------------------------------------------------------
Mills Corp.                                       1,500          70,050
------------------------------------------------------------------------
Nationwide Health Properties, Inc.                2,900          54,810
------------------------------------------------------------------------
Novastar Financial, Inc.                          1,200          45,552
------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                    900           9,036
------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.               1,000          50,520
------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust         1,500          51,375
------------------------------------------------------------------------
Prentiss Properties Trust                           200           6,704
------------------------------------------------------------------------
PS Business Parks, Inc.                             400          16,096
------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                 1,600          38,768
------------------------------------------------------------------------
Redwood Trust, Inc.                                 600          33,408
------------------------------------------------------------------------
Regency Centers Corp.                               300          12,870
------------------------------------------------------------------------
Senior Housing Properties Trust                   2,500          41,975
------------------------------------------------------------------------
SL Green Realty Corp.                               900          42,120
------------------------------------------------------------------------
Stratus Properties, Inc. 1                        1,300          16,835
------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc.               2,100          82,110


            11 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
------------------------------------------------------------------------

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
REAL ESTATE Continued
Town & Country Trust                                700   $      17,668
------------------------------------------------------------------------
Trammell Crow Co. 1                               5,100          71,910
------------------------------------------------------------------------
Trizec Properties, Inc.                           1,800          29,268
------------------------------------------------------------------------
United Capital Corp.                                500           8,515
------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                  900          17,802
------------------------------------------------------------------------
Ventas, Inc.                                      1,500          35,025
                                                          --------------
                                                              2,250,555

------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Bank Mutual Corp.                                 9,236         100,672
------------------------------------------------------------------------
CharterMac                                        1,300          25,558
------------------------------------------------------------------------
Clifton Savings Bancorp, Inc. 1                   1,900          22,439
------------------------------------------------------------------------
Commercial Capital Bancorp, Inc. 1                4,329          75,195
------------------------------------------------------------------------
Franklin Bank Corp. 1                               200           3,164
------------------------------------------------------------------------
Fremont General Corp.                            14,200         250,630
------------------------------------------------------------------------
New Century Financial Corp.                       3,650         170,893
------------------------------------------------------------------------
NewAlliance Bancshares, Inc. 1                    3,000          41,880
------------------------------------------------------------------------
Ocwen Financial Corp. 1                           3,700          44,548
------------------------------------------------------------------------
Wilshire Financial Services Group, Inc. 1           500           4,645
                                                          --------------
                                                                739,624

------------------------------------------------------------------------
HEALTH CARE--13.3%
------------------------------------------------------------------------
BIOTECHNOLOGY--0.9%
Alexion Pharmaceuticals, Inc. 1                   1,800          33,480
------------------------------------------------------------------------
Aphton Corp. 1                                    2,700          10,800
------------------------------------------------------------------------
Arena Pharmaceuticals, Inc. 1                       500           2,730
------------------------------------------------------------------------
ArQule, Inc. 1                                    3,200          16,864
------------------------------------------------------------------------
Array BioPharma, Inc. 1                          10,000          79,500
------------------------------------------------------------------------
Axonyx, Inc. 1                                    9,000          47,160
------------------------------------------------------------------------
Cepheid, Inc. 1                                     600           6,924
------------------------------------------------------------------------
Charles River Laboratories
International, Inc. 1                               800          39,096
------------------------------------------------------------------------
Ciphergen Biosystems, Inc. 1                      1,000           7,320
------------------------------------------------------------------------
Curis, Inc. 1                                    15,200          67,184
------------------------------------------------------------------------
deCODE genetics, Inc. 1                           5,700          48,450
------------------------------------------------------------------------
Eyetech Pharmaceuticals, Inc. 1                   1,500          64,380
------------------------------------------------------------------------
Gen-Probe, Inc. 1                                 6,900         326,508
------------------------------------------------------------------------
Idexx Laboratories, Inc. 1                        3,600         226,584
------------------------------------------------------------------------
LifeCell Corp. 1                                  2,600          29,354
------------------------------------------------------------------------
Neurogen Corp. 1                                    600           4,488
------------------------------------------------------------------------
Pharmacyclics, Inc. 1                             3,500          35,595
------------------------------------------------------------------------
QLT PhotoTherapeutics, Inc. 1                     6,100         122,122
------------------------------------------------------------------------
Techne Corp. 1                                    1,200          52,140
------------------------------------------------------------------------
Telik, Inc. 1                                     1,500          35,805
------------------------------------------------------------------------
Third Wave Technologies, Inc. 1                     800           3,592
------------------------------------------------------------------------
Transkaryotic Therapies, Inc. 1                   1,000          14,960
                                                          --------------
                                                              1,275,036

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.6%
Abaxis, Inc. 1                                    6,800   $     129,064
------------------------------------------------------------------------
Advanced Medical Optics, Inc. 1                   7,600         323,532
------------------------------------------------------------------------
Align Technology, Inc. 1                          6,000         114,000
------------------------------------------------------------------------
American Medical Systems
Holdings, Inc. 1                                  9,300         313,410
------------------------------------------------------------------------
Animas Corp. 1                                      250           4,663
------------------------------------------------------------------------
Arrow International, Inc.                         7,400         221,408
------------------------------------------------------------------------
ArthroCare Corp. 1                                5,200         151,216
------------------------------------------------------------------------
Aspect Medical Systems, Inc. 1                    4,700          86,809
------------------------------------------------------------------------
Bausch & Lomb, Inc.                                 700          45,549
------------------------------------------------------------------------
Beckman Coulter, Inc.                               700          42,700
------------------------------------------------------------------------
CNS, Inc.                                         2,900          29,090
------------------------------------------------------------------------
ConMed Corp. 1                                      500          13,700
------------------------------------------------------------------------
Cooper Cos., Inc. (The)                           3,000         189,510
------------------------------------------------------------------------
Cutera, Inc. 1                                      200           2,718
------------------------------------------------------------------------
Cytyc Corp. 1                                    14,500         367,865
------------------------------------------------------------------------
Dade Behring Holdings, Inc. 1                     9,100         432,432
------------------------------------------------------------------------
Datascope Corp.                                     500          19,845
------------------------------------------------------------------------
DJ Orthopedics, Inc.                              1,600          36,800
------------------------------------------------------------------------
Encore Medical Corp. 1                            3,200          20,160
------------------------------------------------------------------------
EPIX Medical, Inc. 1                             11,000         232,100
------------------------------------------------------------------------
Exactech, Inc. 1                                  1,700          36,890
------------------------------------------------------------------------
Haemonetics Corp. 1                               6,100         180,865
------------------------------------------------------------------------
Hologic, Inc. 1                                   4,900         113,925
------------------------------------------------------------------------
Illumina, Inc. 1                                  1,200           7,620
------------------------------------------------------------------------
Immucor, Inc.                                       800          26,040
------------------------------------------------------------------------
Inamed Corp. 1                                    3,250         204,263
------------------------------------------------------------------------
Integra LifeSciences Holdings Corp. 1               600          21,162
------------------------------------------------------------------------
Invacare Corp.                                      100           4,472
------------------------------------------------------------------------
Kensey Nash Corp. 1                               9,200         317,400
------------------------------------------------------------------------
Kyphon, Inc. 1                                      300           8,454
------------------------------------------------------------------------
Lifeline Systems, Inc. 1                          2,300          54,418
------------------------------------------------------------------------
Medical Action Industries, Inc. 1                 5,400          99,360
------------------------------------------------------------------------
MedSource Technologies, Inc. 1                    3,400          24,140
------------------------------------------------------------------------
Mentor Corp.                                        900          30,861
------------------------------------------------------------------------
Meridian Bioscience, Inc.                         3,300          36,561
------------------------------------------------------------------------
Merit Medical Systems, Inc. 1                     4,779          76,129
------------------------------------------------------------------------
Mine Safety Applicances Co.                       7,400         249,380
------------------------------------------------------------------------
Molecular Devices Corp. 1                           700          12,446
------------------------------------------------------------------------
Nutraceutical International Corp. 1               6,700         142,777
------------------------------------------------------------------------
Ocular Sciences, Inc. 1                           8,000         304,000
------------------------------------------------------------------------
OrthoLogic Corp. 1                                3,700          32,079
------------------------------------------------------------------------
Palomar Medical Technologies, Inc. 1              1,800          30,222
------------------------------------------------------------------------
PolyMedica Corp.                                  8,900         276,256
------------------------------------------------------------------------
ResMed, Inc. 1                                    1,200          61,152
------------------------------------------------------------------------
Respironics, Inc. 1                               1,500          88,125


            12 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Sonic Innovations, Inc. 1                         3,700   $      21,016
------------------------------------------------------------------------
Sybron Dental Specialties, Inc. 1                13,600         405,960
------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                   7,600         361,228
------------------------------------------------------------------------
VISX, Inc. 1                                     17,200         459,584
------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                2,200          93,060
------------------------------------------------------------------------
Wright Medical Group, Inc. 1                      6,700         238,520
------------------------------------------------------------------------
Young Innovations, Inc.                           3,250          82,550
                                                          --------------
                                                              6,877,486

------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--6.1%
Advisory Board Co. (The) 1                        1,900          67,640
------------------------------------------------------------------------
Allied Healthcare International, Inc. 1           1,000           4,920
------------------------------------------------------------------------
Amedisys, Inc. 1                                  2,500          82,600
------------------------------------------------------------------------
America Service Group, Inc. 1                       300          10,425
------------------------------------------------------------------------
AMERIGROUP Corp. 1                                2,800         137,760
------------------------------------------------------------------------
Andrx Corp. 1                                     9,800         273,714
------------------------------------------------------------------------
Beverly Enterprises, Inc. 1                      39,400         338,840
------------------------------------------------------------------------
Bio-Reference Laboratories, Inc. 1                8,900         118,014
------------------------------------------------------------------------
Cantel Medical Corp. 1                              600          12,930
------------------------------------------------------------------------
Cerner Corp. 1                                    2,500         111,450
------------------------------------------------------------------------
Computer Programs & Systems, Inc.                   800          16,304
------------------------------------------------------------------------
CorVel Corp. 1                                    2,400          68,040
------------------------------------------------------------------------
Covance, Inc. 1                                   8,900         343,362
------------------------------------------------------------------------
Coventry Health Care, Inc. 1                      1,600          78,240
------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1                  3,400          61,710
------------------------------------------------------------------------
DaVita, Inc. 1                                    3,600         110,988
------------------------------------------------------------------------
Dendrite International, Inc. 1                   18,900         351,162
------------------------------------------------------------------------
eResearch Technology, Inc. 1                     18,800         526,400
------------------------------------------------------------------------
Genesis HealthCare Corp. 1                        2,800          81,312
------------------------------------------------------------------------
Gentiva Health Services, Inc. 1                  12,000         195,120
------------------------------------------------------------------------
HealthExtras, Inc. 1                              5,300          87,821
------------------------------------------------------------------------
IDX Systems Corp. 1                               9,000         287,010
------------------------------------------------------------------------
Inveresk Research Group, Inc. 1                  10,300         317,652
------------------------------------------------------------------------
LabOne, Inc. 1                                    1,200          38,136
------------------------------------------------------------------------
LCA-Vision, Inc. 1                                6,800         198,084
------------------------------------------------------------------------
LifePoint Hospitals, Inc. 1                      14,000         521,080
------------------------------------------------------------------------
Magellan Health Services, Inc. 1                  1,900          63,555
------------------------------------------------------------------------
MedCath Corp. 1                                   2,000          40,000
------------------------------------------------------------------------
MIM Corp.                                         1,500          13,050
------------------------------------------------------------------------
Molina Healthcare, Inc. 1                         1,400          53,452
------------------------------------------------------------------------
National HealthCare Corp.                         1,200          33,612
------------------------------------------------------------------------
National Medical Health Card
Systems, Inc. 1                                   3,700          99,308
------------------------------------------------------------------------
Option Care, Inc.                                 6,300          96,138
------------------------------------------------------------------------
Owens & Minor, Inc.                              15,000         388,500
------------------------------------------------------------------------
Parexel International Corp. 1                     5,100         100,980

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
PDI, Inc. 1                                       5,600   $     169,848
------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                   8,200         572,770
------------------------------------------------------------------------
Prime Medical Services, Inc. 1                    2,900          23,026
------------------------------------------------------------------------
Province Healthcare Co. 1                        16,800         288,120
------------------------------------------------------------------------
PSS World Medical, Inc. 1                        17,400         194,880
------------------------------------------------------------------------
Psychiatric Solutions, Inc. 1                     1,500          37,395
------------------------------------------------------------------------
RehabCare Group, Inc. 1                           9,500         252,985
------------------------------------------------------------------------
Renal Care Group, Inc. 1                          4,500         149,085
------------------------------------------------------------------------
Res-Care, Inc. 1                                  6,100          77,470
------------------------------------------------------------------------
Select Medical Corp.                              2,600          34,892
------------------------------------------------------------------------
Service Corp. International 1                    18,900         139,293
------------------------------------------------------------------------
Sierra Health Services, Inc. 1                    5,600         250,320
------------------------------------------------------------------------
Stewart Enterprises, Inc. 1                      34,200         278,388
------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                     9,400         367,916
------------------------------------------------------------------------
Symbion, Inc. 1                                     200           3,492
------------------------------------------------------------------------
Triad Hospitals, Inc.                               800          29,784
------------------------------------------------------------------------
United Surgical Partners
International, Inc. 1                             8,300         327,601
------------------------------------------------------------------------
US Oncology, Inc. 1                              30,100         443,072
------------------------------------------------------------------------
VCA Antech, Inc.                                    600          26,892
------------------------------------------------------------------------
Ventiv Health, Inc. 1                             8,600         133,128
                                                          --------------
                                                              9,129,666

------------------------------------------------------------------------
PHARMACEUTICALS--1.7%
Alpharma, Inc., Cl. A                             1,500          30,720
------------------------------------------------------------------------
American Pharmaceutical
Partners, Inc. 1                                  3,450         104,811
------------------------------------------------------------------------
AtheroGenics, Inc. 1                              5,300         100,859
------------------------------------------------------------------------
Atrix Laboratories, Inc. 1                        4,500         154,260
------------------------------------------------------------------------
Caraco Pharmaceutical
Laboratories Ltd. 1                               5,000          48,200
------------------------------------------------------------------------
Connetics Corp. 1                                 1,400          28,280
------------------------------------------------------------------------
Dendreon Corp. 1                                 14,500         177,625
------------------------------------------------------------------------
DepoMed, Inc. 1                                   4,200          20,790
------------------------------------------------------------------------
DOV Pharmaceutical, Inc. 1                        3,300          46,068
------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc. 1                  9,300          79,050
------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1             4,400         103,180
------------------------------------------------------------------------
Eon Labs, Inc. 1                                  5,700         233,301
------------------------------------------------------------------------
First Horizon Pharmaceutical Corp. 1             18,600         351,540
------------------------------------------------------------------------
InKine Pharmaceutical Co., Inc. 1                 1,400           5,418
------------------------------------------------------------------------
Lannett Co., Inc. 1                               2,000          30,040
------------------------------------------------------------------------
MGI Pharma, Inc. 1                                  700          18,907
------------------------------------------------------------------------
Nabi Biopharmaceuticals, Inc. 1                  10,500         149,310
------------------------------------------------------------------------
Nektar Therapeutics 1                             5,000          99,800
------------------------------------------------------------------------
Noven Pharmaceuticals, Inc. 1                     5,100         112,302
------------------------------------------------------------------------
Perrigo Co.                                      20,100         381,297


            13 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
------------------------------------------------------------------------

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
PHARMACEUTICALS Continued
Pharmacopeia Drug Discovery, Inc. 1               1,150   $       6,532
------------------------------------------------------------------------
Salix Pharmaceuticals Ltd. 1                      5,100         168,045
------------------------------------------------------------------------
Santarus, Inc. 1                                  6,200          91,450
------------------------------------------------------------------------
Seattle Genetics, Inc. 1                          7,600          53,428
                                                          --------------
                                                              2,595,213

------------------------------------------------------------------------
INDUSTRIALS--16.5%
------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.5%
AAR Corp. 1                                       2,800          31,780
------------------------------------------------------------------------
Applied Signal Technology, Inc.                  10,300         361,015
------------------------------------------------------------------------
Armor Holdings, Inc. 1                            5,400         183,600
------------------------------------------------------------------------
Astronics Corp., Cl. B 1, 2                         250           1,275
------------------------------------------------------------------------
Aviall, Inc. 1                                    5,100          96,951
------------------------------------------------------------------------
EDO Corp.                                           700          16,884
------------------------------------------------------------------------
Engineered Support Systems, Inc.                  5,250         307,178
------------------------------------------------------------------------
ESCO Technologies, Inc. 1                           700          37,352
------------------------------------------------------------------------
HEICO Corp., Cl. A                                   30             419
------------------------------------------------------------------------
Herley Industries, Inc. 1                           200           3,908
------------------------------------------------------------------------
Innovative Solutions & Support, Inc. 1            6,200         121,024
------------------------------------------------------------------------
Mercury Computer Systems, Inc. 1                  1,200          29,760
------------------------------------------------------------------------
Moog, Inc., Cl. A 1                               2,750         102,053
------------------------------------------------------------------------
MTC Technologies, Inc. 1                            100           2,582
------------------------------------------------------------------------
Orbital Sciences Corp. 1                         18,200         251,342
------------------------------------------------------------------------
Precision Castparts Corp.                         1,300          71,097
------------------------------------------------------------------------
Sequa Corp., Cl. A 1                                300          17,541
------------------------------------------------------------------------
SI International, Inc. 1                          2,400          48,936
------------------------------------------------------------------------
Sypris Solutions, Inc.                            4,500          86,355
------------------------------------------------------------------------
Teledyne Technologies, Inc. 1                     6,900         138,138
------------------------------------------------------------------------
United Defense Industries, Inc. 1                 8,000         280,000
                                                          --------------
                                                              2,189,190

------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.6%
ABX Air, Inc. 1                                  32,000         218,560
------------------------------------------------------------------------
Dynamex, Inc. 1                                   1,200          16,692
------------------------------------------------------------------------
EGL, Inc. 1                                      14,900         396,340
------------------------------------------------------------------------
Forward Air Corp. 1                               4,500         168,300
------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                          4,200         143,220
                                                          --------------
                                                                943,112

------------------------------------------------------------------------
AIRLINES--0.1%
AMR Corp. 1                                      13,600         164,696
------------------------------------------------------------------------
BUILDING PRODUCTS--0.9%
Aaon, Inc. 1                                        650          13,124
------------------------------------------------------------------------
Apogee Enterprises, Inc.                          2,800          29,120
------------------------------------------------------------------------
Crane Co.                                         2,600          81,614
------------------------------------------------------------------------
ElkCorp                                           1,700          40,698
------------------------------------------------------------------------
Jacuzzi Brands, Inc. 1                           18,800         151,528

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
BUILDING PRODUCTS CONTINUED
NCI Building Systems, Inc. 1                      6,000   $     195,300
------------------------------------------------------------------------
Simpson Manufacturing Co., Inc.                   4,000         224,480
------------------------------------------------------------------------
Universal Forest Products, Inc.                   6,100         196,725
------------------------------------------------------------------------
Watsco, Inc.                                      7,100         199,297
------------------------------------------------------------------------
York International Corp.                          3,900         160,173
                                                          --------------
                                                              1,292,059

------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.5%
ABM Industries, Inc.                              6,700         130,449
------------------------------------------------------------------------
Administaff, Inc. 1                               5,800          96,280
------------------------------------------------------------------------
Angelica Corp.                                    3,400          85,374
------------------------------------------------------------------------
Asset Acceptance Capital Corp. 1                  1,000          17,000
------------------------------------------------------------------------
Banta Corp.                                       8,700         386,367
------------------------------------------------------------------------
Brady Corp., Cl. A                                5,800         267,380
------------------------------------------------------------------------
Bright Horizons Family
Solutions, Inc. 1                                 5,400         289,494
------------------------------------------------------------------------
Brink's Co. (The)                                 9,100         311,675
------------------------------------------------------------------------
Casella Waste Systems, Inc., Cl. A 1                600           7,890
------------------------------------------------------------------------
Central Parking Corp.                             2,000          37,380
------------------------------------------------------------------------
Century Business Services, Inc. 1                 4,200          18,312
------------------------------------------------------------------------
CompX International, Inc.                           500           7,500
------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                     6,200         273,110
------------------------------------------------------------------------
Copart, Inc. 1                                   11,800         315,060
------------------------------------------------------------------------
CPI Corp.                                         1,700          25,024
------------------------------------------------------------------------
Darling International, Inc. 1                    46,400         194,880
------------------------------------------------------------------------
Deluxe Corp.                                      1,100          47,850
------------------------------------------------------------------------
DiamondCluster International, Inc. 1              1,500          13,035
------------------------------------------------------------------------
Duratek, Inc. 1                                   2,500          37,775
------------------------------------------------------------------------
Electro Rent Corp.                                1,500          15,705
------------------------------------------------------------------------
Ennis Business Forms, Inc.                        4,200          81,900
------------------------------------------------------------------------
Exponent, Inc. 1                                  5,800         155,846
------------------------------------------------------------------------
General Binding Corp. 1                           1,300          20,137
------------------------------------------------------------------------
Geo Group, Inc. (The) 1                           3,600          73,440
------------------------------------------------------------------------
Gevity HR, Inc.                                   7,800         204,282
------------------------------------------------------------------------
Healthcare Services Group, Inc.                   3,950          60,435
------------------------------------------------------------------------
Heidrick & Struggles
International, Inc. 1                            10,200         302,736
------------------------------------------------------------------------
Hudson Highland Group, Inc. 1                     6,400         196,224
------------------------------------------------------------------------
Ikon Office Solutions, Inc.                       1,700          19,499
------------------------------------------------------------------------
Imagistics International, Inc. 1                  6,900         244,260
------------------------------------------------------------------------
Insurance Auto Auctions, Inc. 1                     400           6,800
------------------------------------------------------------------------
Interpool, Inc.                                   1,100          18,205
------------------------------------------------------------------------
Intersections, Inc. 1                             1,000          23,990
------------------------------------------------------------------------
ITT Educational Services, Inc. 1                    100           3,802
------------------------------------------------------------------------
Korn-Ferry International 1                       16,100         311,857
------------------------------------------------------------------------
Labor Ready, Inc. 1                              16,300         252,650
------------------------------------------------------------------------
Laureate Education, Inc. 1                       10,700         409,168
------------------------------------------------------------------------
Pico Holdings, Inc. 1                               300           5,736


            14 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Resources Connection, Inc. 1                      8,500   $     332,435
------------------------------------------------------------------------
Rollins, Inc.                                    11,000         253,110
------------------------------------------------------------------------
Schawk, Inc.                                      1,300          18,161
------------------------------------------------------------------------
School Specialty, Inc. 1                          9,000         326,790
------------------------------------------------------------------------
SITEL Corp. 1                                     6,200          26,164
------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A                   2,000          31,920
------------------------------------------------------------------------
Spherion Corp. 1                                 10,900         110,526
------------------------------------------------------------------------
Strayer Education, Inc.                           1,600         178,512
------------------------------------------------------------------------
TeleTech Holdings, Inc. 1                         5,100          44,727
------------------------------------------------------------------------
University of Phoenix Online 1                    1,500         131,385
------------------------------------------------------------------------
Volt Information Sciences, Inc. 1                 1,500          47,265
------------------------------------------------------------------------
Waste Industries USA, Inc.                          100           1,116
------------------------------------------------------------------------
Watson Wyatt & Co. Holdings 1                     7,400         197,210
                                                          --------------
                                                              6,667,828

------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.6%
Comfort Systems USA, Inc. 1                       7,400          47,286
------------------------------------------------------------------------
Dycom Industries, Inc. 1                         14,600         408,800
------------------------------------------------------------------------
Integrated Electrical Services, Inc. 1           17,900         144,095
------------------------------------------------------------------------
Perini Corp. 1                                      900           9,603
------------------------------------------------------------------------
URS Corp. 1                                         200           5,480
------------------------------------------------------------------------
Washington Group International, Inc. 1            7,100         254,819
                                                          --------------
                                                                870,083

------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.3%
Acuity Brands, Inc.                              15,700         423,900
------------------------------------------------------------------------
AMETEK, Inc.                                      2,500          77,250
------------------------------------------------------------------------
Belden, Inc.                                        700          15,001
------------------------------------------------------------------------
Franklin Electric Co., Inc.                       2,400          90,624
------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1                       6,800         427,584
------------------------------------------------------------------------
Hubbell, Inc., Cl. B                              2,300         107,433
------------------------------------------------------------------------
II-VI, Inc. 1                                    10,000         306,600
------------------------------------------------------------------------
Preformed Line Products Co.                         400           9,320
------------------------------------------------------------------------
Thomas & Betts Corp.                             14,100         383,943
------------------------------------------------------------------------
Ultralife Batteries, Inc. 1                       1,000          19,360
------------------------------------------------------------------------
Vicor Corp. 1                                       800          14,616
------------------------------------------------------------------------
Woodward Governor Co.                             1,700         122,587
                                                          --------------
                                                              1,998,218

------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Carlisle Cos., Inc.                               2,600         161,850
------------------------------------------------------------------------
Raven Industries, Inc.                            3,300         117,249
------------------------------------------------------------------------
Standex International Corp.                         700          19,040
------------------------------------------------------------------------
United Industrial Corp.                           4,400         102,740
------------------------------------------------------------------------
Walter Industries, Inc.                           2,500          34,050
                                                          --------------
                                                                434,929

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
MACHINERY--4.1%
A.S.V., Inc. 1                                    3,300   $     103,323
------------------------------------------------------------------------
Actuant Corp., Cl. A 1                            2,500          97,475
------------------------------------------------------------------------
Alamo Group, Inc.                                   500           7,950
------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                            1,100          14,146
------------------------------------------------------------------------
Astec Industries, Inc. 1                          1,100          20,713
------------------------------------------------------------------------
BHA Group, Inc., Cl. A                            1,800          68,130
------------------------------------------------------------------------
Briggs & Stratton Corp.                           6,400         565,440
------------------------------------------------------------------------
Cascade Corp.                                     4,400         137,500
------------------------------------------------------------------------
CIRCOR International, Inc.                        1,400          28,546
------------------------------------------------------------------------
Cummins, Inc.                                     4,000         250,000
------------------------------------------------------------------------
Cuno, Inc. 1                                        400          21,340
------------------------------------------------------------------------
Encore Wire Corp. 1                               5,800         159,906
------------------------------------------------------------------------
EnPro Industries, Inc. 1                          1,000          22,980
------------------------------------------------------------------------
Flanders Corp. 1                                  4,800          39,696
------------------------------------------------------------------------
Flowserve Corp. 1                                   700          17,458
------------------------------------------------------------------------
Gardner Denver, Inc. 1                            6,400         178,560
------------------------------------------------------------------------
Gorman-Rupp Co. (The)                               300           8,151
------------------------------------------------------------------------
Graco, Inc.                                       2,050          63,653
------------------------------------------------------------------------
Greenbrier Cos., Inc. 1                           1,900          36,195
------------------------------------------------------------------------
Harsco Corp.                                        700          32,900
------------------------------------------------------------------------
Idex Corp.                                        7,000         240,450
------------------------------------------------------------------------
Joy Global, Inc.                                 15,500         464,070
------------------------------------------------------------------------
Kadant, Inc. 1                                    3,300          76,329
------------------------------------------------------------------------
Kennametal, Inc.                                 11,700         535,860
------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                  10,700         364,763
------------------------------------------------------------------------
Middleby Corp. (The)                              3,300         180,246
------------------------------------------------------------------------
Mueller Industries, Inc.                          3,300         118,140
------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                       700          66,500
------------------------------------------------------------------------
Nordson Corp.                                     8,800         381,656
------------------------------------------------------------------------
Oshkosh Truck Corp.                               3,600         206,316
------------------------------------------------------------------------
Penn Engineering &
Manufacturing Corp.                               1,800          38,592
------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                     8,400         338,688
------------------------------------------------------------------------
Robbins & Myers, Inc.                             1,000          22,450
------------------------------------------------------------------------
Tennant Co.                                         700          29,015
------------------------------------------------------------------------
Terex Corp. 1                                     5,600         191,128
------------------------------------------------------------------------
Thomas Industries, Inc.                             700          23,240
------------------------------------------------------------------------
Timken Co.                                        7,000         185,430
------------------------------------------------------------------------
Toro Co. (The)                                    9,200         644,644
------------------------------------------------------------------------
Trinity Industries, Inc.                            300           9,537
------------------------------------------------------------------------
Wabtec Corp.                                      5,600         101,024
                                                          --------------
                                                              6,092,140

------------------------------------------------------------------------
MARINE--0.2%
Alexander & Baldwin, Inc.                         3,300         110,385
------------------------------------------------------------------------
Kirby Corp. 1                                     2,800         108,920


            15 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
------------------------------------------------------------------------

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
MARINE Continued
UTI Worldwide, Inc.                               2,300   $     121,187
                                                          --------------
                                                                340,492

------------------------------------------------------------------------
ROAD & RAIL--1.6%
Arkansas Best Corp.                               5,800         190,936
------------------------------------------------------------------------
CNF Transportation, Inc.                          5,700         236,892
------------------------------------------------------------------------
Florida East Coast Industries, Inc., Cl. A        2,400          92,760
------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A 1                  9,650         228,705
------------------------------------------------------------------------
Hunt (J.B.) Transport Services, Inc.              6,500         250,770
------------------------------------------------------------------------
Kansas City Southern 1                            5,100          79,050
------------------------------------------------------------------------
Landstar System, Inc. 1                           4,600         243,202
------------------------------------------------------------------------
Marten Transport Ltd. 1                           2,750          51,288
------------------------------------------------------------------------
Mullen Transportation, Inc.                       1,300          40,675
------------------------------------------------------------------------
Old Dominion Freight Line, Inc. 1                 2,550          75,174
------------------------------------------------------------------------
Overnite Corp.                                    1,900          55,860
------------------------------------------------------------------------
Pacer International, Inc. 1                      14,600         270,100
------------------------------------------------------------------------
Ryder Systems, Inc.                               5,100         204,357
------------------------------------------------------------------------
SCS Transportation, Inc. 1                       12,000         316,680
------------------------------------------------------------------------
Swift Transportation Co., Inc.                    3,000          53,850
------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Cl. A 1            2,800          44,044
                                                          --------------
                                                              2,434,343

------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
Aceto Corp.                                       2,200          38,720
------------------------------------------------------------------------
Adesa, Inc. 1                                     2,700          64,908
------------------------------------------------------------------------
Applied Industrial Technologies, Inc.             8,300         249,996
------------------------------------------------------------------------
Hughes Supply, Inc.                               9,400         553,942
------------------------------------------------------------------------
Lawson Products, Inc.                               200           7,630
------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A            7,300         239,732
------------------------------------------------------------------------
NuCo2, Inc. 1                                     1,300          25,610
                                                          --------------
                                                              1,180,538

------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.8%
------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.3%
Adaptec, Inc. 1                                   8,200          69,372
------------------------------------------------------------------------
Airspan Networks, Inc. 1                          2,400          13,296
------------------------------------------------------------------------
Anaren Microwave, Inc. 1                          5,500          89,870
------------------------------------------------------------------------
Aspect Communications Corp. 1                    11,800         167,560
------------------------------------------------------------------------
Audiovox Corp., Cl. A1                            2,300          38,824
------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1           12,500          74,750
------------------------------------------------------------------------
Brooktrout, Inc. 1                                2,900          31,349
------------------------------------------------------------------------
Comtech Telecommunications Corp. 1                2,750          62,040
------------------------------------------------------------------------
Digi International, Inc. 1                       10,000         107,200
------------------------------------------------------------------------
Ditech Communications Corp. 1                     6,900         161,046
------------------------------------------------------------------------
F5 Networks, Inc. 1                               4,100         108,568
------------------------------------------------------------------------
Glenayre Technologies, Inc. 1                     3,100           7,130
------------------------------------------------------------------------
Harris Corp.                                        800          40,600

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
InterDigital Communications Corp.                 2,100   $      39,501
------------------------------------------------------------------------
NMS Communications Corp. 1                        4,300          31,734
------------------------------------------------------------------------
Packeteer, Inc. 1                                 8,500         137,275
------------------------------------------------------------------------
Paradyne Networks, Inc. 1                         5,700          31,350
------------------------------------------------------------------------
Performance Technologies, Inc. 1                 11,700         110,097
------------------------------------------------------------------------
Plantronics, Inc. 1                               8,500         357,850
------------------------------------------------------------------------
SCM Microsystems, Inc. 1                            100             650
------------------------------------------------------------------------
SeaChange International, Inc.                     3,000          50,640
------------------------------------------------------------------------
Symmetricom, Inc. 1                              19,000         169,100
------------------------------------------------------------------------
ViaSat, Inc. 1                                    1,300          32,435
------------------------------------------------------------------------
Westell Technologies, Inc., Cl. A 1              14,900          75,990
                                                          --------------
                                                              2,008,227

------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.9%
Avid Technology, Inc. 1                           6,200         338,334
------------------------------------------------------------------------
Electronics for Imaging, Inc. 1                  11,700         330,642
------------------------------------------------------------------------
Imation Corp.                                     2,300          98,003
------------------------------------------------------------------------
Presstek, Inc. 1                                 14,500         152,395
------------------------------------------------------------------------
Rimage Corp. 1                                      400           6,004
------------------------------------------------------------------------
SBS Technologies, Inc. 1                          8,100         130,167
------------------------------------------------------------------------
Storage Technology Corp. 1                        2,600          75,400
------------------------------------------------------------------------
Synaptics, Inc. 1                                11,700         224,055
                                                          --------------
                                                              1,355,000

------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.6%
Agilysys, Inc.                                   10,800         148,932
------------------------------------------------------------------------
Anixter International, Inc.                      11,000         374,330
------------------------------------------------------------------------
BEI Technologies, Inc.                            5,200         147,212
------------------------------------------------------------------------
Checkpoint Systems, Inc. 1                        7,500         134,475
------------------------------------------------------------------------
Cherokee International Corp. 1                      500           5,705
------------------------------------------------------------------------
Cognex Corp.                                     13,600         523,328
------------------------------------------------------------------------
Coherent, Inc. 1                                  4,900         146,265
------------------------------------------------------------------------
Daktronics, Inc. 1                                3,000          74,850
------------------------------------------------------------------------
Dionex Corp. 1                                    5,100         281,367
------------------------------------------------------------------------
Excel Technology, Inc. 1                          2,900          96,425
------------------------------------------------------------------------
FARO Technologies, Inc. 1                           100           2,567
------------------------------------------------------------------------
FLIR Systems, Inc. 1                              1,300          71,370
------------------------------------------------------------------------
GTSI Corp. 1                                        300           3,435
------------------------------------------------------------------------
Hypercom Corp. 1                                 17,400         147,030
------------------------------------------------------------------------
Keithley Instruments, Inc.                        4,700         104,105
------------------------------------------------------------------------
Kemet Corp. 1                                       800           9,776
------------------------------------------------------------------------
Landauer, Inc.                                    1,000          44,660
------------------------------------------------------------------------
LeCroy Corp. 1                                    2,700          48,627
------------------------------------------------------------------------
Littlefuse, Inc. 1                                9,000         381,690
------------------------------------------------------------------------
Maxwell Technologies, Inc. 1                      2,300          29,670
------------------------------------------------------------------------
Measurement Specialties, Inc. 1,2                 4,400          95,040


            16 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
Mechanical Technology, Inc. 1                       600   $       3,588
------------------------------------------------------------------------
MTS Systems Corp.                                10,100         236,845
------------------------------------------------------------------------
Nu Horizons Electronics Corp. 1                   1,000           9,000
------------------------------------------------------------------------
Park Electrochemical Corp.                          400          10,100
------------------------------------------------------------------------
Paxar Corp. 1                                    19,500         380,640
------------------------------------------------------------------------
PerkinElmer, Inc.                                 7,100         142,284
------------------------------------------------------------------------
RadiSys Corp. 1                                   5,200          96,564
------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1                  4,400         111,716
------------------------------------------------------------------------
Rogers Corp. 1                                    4,600         321,540
------------------------------------------------------------------------
ScanSource, Inc. 1                                3,800         225,796
------------------------------------------------------------------------
Staktek Holdings, Inc. 1                          2,300          12,075
------------------------------------------------------------------------
SYNNEX Corp. 1                                      300           4,710
------------------------------------------------------------------------
Tech Data Corp. 1                                 1,900          74,347
------------------------------------------------------------------------
Technitrol, Inc. 1                                5,700         124,830
------------------------------------------------------------------------
Trimble Navigation Ltd. 1                         7,450         207,036
------------------------------------------------------------------------
Varian, Inc. 1                                    9,100         383,565
------------------------------------------------------------------------
Woodhead Industries, Inc.                         2,200          34,012
------------------------------------------------------------------------
Zygo Corp. 1                                      5,900          66,021
                                                          --------------
                                                              5,315,528

------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.2%
Corillian Corp. 1                                11,300          56,952
------------------------------------------------------------------------
Covansys Corp. 1                                  4,700          48,551
------------------------------------------------------------------------
CyberSource Corp. 1                               9,900          82,764
------------------------------------------------------------------------
Digital River, Inc. 1                            11,500         375,245
------------------------------------------------------------------------
Digitas, Inc. 1                                  21,541         237,597
------------------------------------------------------------------------
EarthLink, Inc. 1                                37,200         385,020
------------------------------------------------------------------------
Embarcadero Technologies, Inc. 1                  7,700          95,172
------------------------------------------------------------------------
Equinix, Inc. 1                                   1,700          57,698
------------------------------------------------------------------------
HomeStore.com, Inc. 1                             4,100          16,359
------------------------------------------------------------------------
InfoSpace, Inc. 1                                 9,000         342,360
------------------------------------------------------------------------
Internet Security Systems, Inc.                   3,200          49,088
------------------------------------------------------------------------
Ivillage, Inc. 1                                    400           2,540
------------------------------------------------------------------------
j2 Global Communications, Inc. 1                  2,800          77,840
------------------------------------------------------------------------
Jupitermedia Corp. 1                              3,300          46,728
------------------------------------------------------------------------
Keynote Systems, Inc. 1                             600           8,250
------------------------------------------------------------------------
MarketWatch.com, Inc. 1                           1,300          15,249
------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                      1,600          68,320
------------------------------------------------------------------------
Modem Media, Inc. 1                               4,600          24,196
------------------------------------------------------------------------
National Information Consortium, Inc. 1           7,600          54,492
------------------------------------------------------------------------
S1 Corp. 1                                       22,500         223,650
------------------------------------------------------------------------
Salesforce.com, Inc. 1                            5,900          94,813
------------------------------------------------------------------------
SeeBeyond Technology Corp. 1                      7,500          28,275
------------------------------------------------------------------------
Selectica, Inc. 1                                 3,600          17,100
------------------------------------------------------------------------
SonicWALL, Inc. 1                                 9,100          78,260
------------------------------------------------------------------------
United Online, Inc. 1                             9,700         170,817

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
ValueClick, Inc. 1                                8,700   $     104,226
------------------------------------------------------------------------
Vitria Technology, Inc. 1                         1,800           5,528
------------------------------------------------------------------------
WebEx Communications, Inc. 1                      8,700         189,312
------------------------------------------------------------------------
Websense, Inc. 1                                  7,500         279,225
                                                          --------------
                                                              3,235,627

------------------------------------------------------------------------
IT SERVICES--1.7%
Acxiom Corp.                                     11,300         280,579
------------------------------------------------------------------------
American Software, Inc.                           1,400           8,526
------------------------------------------------------------------------
Answerthink, Inc. 1                               8,700          49,851
------------------------------------------------------------------------
Aquantive, Inc. 1                                 2,400          23,712
------------------------------------------------------------------------
CheckFree Corp. 1                                 3,200          96,000
------------------------------------------------------------------------
Clark, Inc. 1                                       300           5,565
------------------------------------------------------------------------
CSG Systems International, Inc. 1                22,300         461,610
------------------------------------------------------------------------
DigitalNet Holdings, Inc. 1                       1,100          22,363
------------------------------------------------------------------------
eFunds Corp.                                        900          15,750
------------------------------------------------------------------------
Euronet Worldwide, Inc. 1                         9,700         224,361
------------------------------------------------------------------------
Gartner, Inc., Cl. B 1                            1,400          18,046
------------------------------------------------------------------------
Global Payments, Inc.                               100           4,502
------------------------------------------------------------------------
Infocrossing, Inc. 1                              1,400          18,900
------------------------------------------------------------------------
Information Resources, Inc. 1                     3,500          10,395
------------------------------------------------------------------------
infoUSA, Inc. 1                                  28,900         293,046
------------------------------------------------------------------------
Integral Systems, Inc.                              100           1,608
------------------------------------------------------------------------
iPayment Holdings, Inc. 1                           900          36,900
------------------------------------------------------------------------
Lawson Software, Inc. 1                          22,900         162,132
------------------------------------------------------------------------
ManTech International Corp. 1                     4,800          90,096
------------------------------------------------------------------------
MPS Group, Inc. 1                                14,400         174,528
------------------------------------------------------------------------
National Processing, Inc. 1                       3,300          94,875
------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1                      1,800          23,886
------------------------------------------------------------------------
SS&C Technologies, Inc.                           9,400         175,780
------------------------------------------------------------------------
Startek, Inc.                                     1,600          57,280
------------------------------------------------------------------------
Syntel, Inc.                                      1,300          21,515
------------------------------------------------------------------------
Tier Technologies, Inc., Cl. B 1                  3,500          34,090
------------------------------------------------------------------------
Tyler Technologies, Inc. 1                       10,300          97,438
                                                          --------------
                                                              2,503,334

------------------------------------------------------------------------
OFFICE ELECTRONICS--0.1%
Metrologic Instruments, Inc. 1                    1,800          35,892
------------------------------------------------------------------------
TransAct Technologies, Inc. 1                     2,350          74,307
                                                          --------------
                                                                110,199

------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.0%
ADE Corp. 1                                       3,500          75,635
------------------------------------------------------------------------
Alliance Semiconductor Corp. 1                    2,400          14,280
------------------------------------------------------------------------
ANADIGICS, Inc. 1                                 6,300          32,502
------------------------------------------------------------------------
Axcelis Technologies, Inc. 1                     16,500         205,260
------------------------------------------------------------------------
California Micro Devices Corp. 1                  2,300          26,519


            17 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
------------------------------------------------------------------------

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Cirrus Logic, Inc. 1                             12,700   $      76,327
------------------------------------------------------------------------
Cree, Inc. 1                                     11,900         277,032
------------------------------------------------------------------------
Diodes, Inc. 1                                    6,650         157,539
------------------------------------------------------------------------
DSP Group, Inc. 1                                 3,600          98,064
------------------------------------------------------------------------
Entegris, Inc. 1                                  2,200          25,454
------------------------------------------------------------------------
Exar Corp. 1                                     14,600         214,036
------------------------------------------------------------------------
Fairchild Semiconductor
International, Inc., Cl. A 1                      1,600          26,192
------------------------------------------------------------------------
Integrated Device Technology, Inc. 1              5,400          74,736
------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                14,100         139,308
------------------------------------------------------------------------
Micrel, Inc. 1                                   20,300         246,645
------------------------------------------------------------------------
Microsemi Corp. 1                                29,600         420,616
------------------------------------------------------------------------
Photronics, Inc.                                  1,900          35,986
------------------------------------------------------------------------
Pixelworks, Inc. 1                               16,300         249,716
------------------------------------------------------------------------
PLX Technology, Inc. 1                            4,200          72,492
------------------------------------------------------------------------
Semtech Corp. 1                                   2,500          58,850
------------------------------------------------------------------------
Silicon Image, Inc. 1                            15,700         206,141
------------------------------------------------------------------------
Silicon Storage Technology, Inc. 1               11,900         122,570
------------------------------------------------------------------------
Siliconix, Inc. 1                                   300          14,886
------------------------------------------------------------------------
Standard Microsystems Corp. 1                       800          18,656
------------------------------------------------------------------------
Supertex, Inc. 1                                    500           8,170
------------------------------------------------------------------------
Transmeta Corp. 1                                   700           1,533
------------------------------------------------------------------------
TranSwitch Corp. 1                               12,000          21,240
------------------------------------------------------------------------
Trident Microsystems, Inc. 1                        600           6,726
------------------------------------------------------------------------
Ultra Clean Holdings, Inc. 1                      3,100          22,630
------------------------------------------------------------------------
ZiLOG, Inc. 1                                     1,400          15,344
                                                          --------------
                                                              2,965,085

------------------------------------------------------------------------
SOFTWARE--4.0%
Activision, Inc. 1                                8,550         135,945
------------------------------------------------------------------------
Actuate Corp. 1                                   4,400          17,380
------------------------------------------------------------------------
Ansoft Corp. 1                                    2,700          41,202
------------------------------------------------------------------------
Ansys, Inc. 1                                     8,500         399,500
------------------------------------------------------------------------
Aspen Technology, Inc. 1                          1,800          13,068
------------------------------------------------------------------------
Borland Software Corp.                            2,200          18,678
------------------------------------------------------------------------
Captaris, Inc. 1                                  3,400          21,964
------------------------------------------------------------------------
Catapult Communications Corp. 1                   1,700          39,100
------------------------------------------------------------------------
CCC Information Services Group, Inc. 1            1,300          21,827
------------------------------------------------------------------------
Compuware Corp. 1                                 6,000          39,600
------------------------------------------------------------------------
Entrust Technologies, Inc. 1                     29,300         131,850
------------------------------------------------------------------------
Epicor Software Corp. 1                           1,100          15,455
------------------------------------------------------------------------
ePlus, inc. 1                                     1,700          18,105
------------------------------------------------------------------------
FactSet Research Systems, Inc.                    7,300         345,071
------------------------------------------------------------------------
FileNet Corp. 1                                  15,300         483,021
------------------------------------------------------------------------
Hyperion Solutions Corp. 1                        6,400         279,808
------------------------------------------------------------------------
InterVoice-Brite, Inc. 1                         11,100         127,317

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
SOFTWARE CONTINUED
Kronos, Inc. 1                                    2,050   $      84,460
------------------------------------------------------------------------
Macromedia, Inc. 1                                9,700         238,135
------------------------------------------------------------------------
Macrovision Corp. 1                               8,000         200,240
------------------------------------------------------------------------
MICROS Systems, Inc. 1                              400          19,188
------------------------------------------------------------------------
Mobius Management Systems, Inc. 1                 6,800          41,684
------------------------------------------------------------------------
MRO Software, Inc. 1                              4,700          63,967
------------------------------------------------------------------------
MSC.Software Corp. 1                                600           5,370
------------------------------------------------------------------------
OPNET Technologies, Inc. 1                        3,900          51,090
------------------------------------------------------------------------
Parametric Technology Corp. 1                    34,700         173,500
------------------------------------------------------------------------
Pervasive Software, Inc. 1                          100             625
------------------------------------------------------------------------
Progress Software Corp. 1                         7,900         171,193
------------------------------------------------------------------------
Quality Systems, Inc. 1                           4,300         211,087
------------------------------------------------------------------------
Quest Software, Inc. 1                            1,500          19,350
------------------------------------------------------------------------
RSA Security, Inc. 1                             21,300         436,011
------------------------------------------------------------------------
SoftBrands, Inc. 1                                  100             120
------------------------------------------------------------------------
Sonic Solutions, Inc. 1                          10,000         212,500
------------------------------------------------------------------------
Sybase, Inc. 1                                   12,800         230,400
------------------------------------------------------------------------
Synplicity, Inc. 1                                  900           5,399
------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1               800          24,512
------------------------------------------------------------------------
THQ, Inc. 1                                      17,400         398,460
------------------------------------------------------------------------
TIBCO Software, Inc. 1                           39,600         334,620
------------------------------------------------------------------------
Transaction Systems Architects,
Inc., Cl. A 1                                    17,200         370,316
------------------------------------------------------------------------
Ulticom, Inc. 1                                   9,900         115,830
------------------------------------------------------------------------
Verity, Inc.                                        600           8,106
------------------------------------------------------------------------
Wind River Systems, Inc. 1                       35,900         422,184
                                                          --------------
                                                              5,987,238

------------------------------------------------------------------------
MATERIALS--4.9%
------------------------------------------------------------------------
CHEMICALS--1.6%
Airgas, Inc.                                      7,300         174,543
------------------------------------------------------------------------
American Vanguard Corp.                           1,600          53,968
------------------------------------------------------------------------
Cabot Corp.                                       4,700         191,290
------------------------------------------------------------------------
Compass Minerals International, Inc.              2,200          42,636
------------------------------------------------------------------------
Cytec Industries, Inc.                            5,000         227,250
------------------------------------------------------------------------
FMC Corp. 1                                      12,500         538,875
------------------------------------------------------------------------
Georgia Gulf Corp.                                8,500         304,810
------------------------------------------------------------------------
Hawkins, Inc.                                       800           9,584
------------------------------------------------------------------------
Lubrizol Corp. (The)                              1,400          51,268
------------------------------------------------------------------------
MacDermid, Inc.                                   7,100         240,335
------------------------------------------------------------------------
NOVA Chemicals Corp.                              3,000          86,790
------------------------------------------------------------------------
Octel Corp.                                       1,700          44,761
------------------------------------------------------------------------
OM Group, Inc. 1                                  7,800         257,478
------------------------------------------------------------------------
PolyOne Corp. 1                                   2,800          20,832
------------------------------------------------------------------------
Schulman (A.), Inc.                               2,800          60,172
------------------------------------------------------------------------
Stepan Co.                                        1,600          41,840


            18 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
CHEMICALS Continued
Symyx Technologies, Inc. 1                          800   $      19,296
------------------------------------------------------------------------
Terra Industries, Inc. 1                         15,300          86,139
                                                          --------------
                                                              2,451,867

------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.5%
Ameron International Corp.                        1,400          47,782
------------------------------------------------------------------------
Eagle Materials, Inc.                             4,700         333,794
------------------------------------------------------------------------
Florida Rock Industries, Inc.                     3,050         128,619
------------------------------------------------------------------------
Martin Marietta Materials, Inc.                   3,100         137,423
------------------------------------------------------------------------
Texas Industries, Inc.                            2,200          90,574
                                                          --------------
                                                                738,192

------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.8%
AptarGroup, Inc.                                  1,200          52,428
------------------------------------------------------------------------
Crown Holdings, Inc. 1                           23,200         231,304
------------------------------------------------------------------------
Graphic Packaging Corp. 1                         1,200          10,380
------------------------------------------------------------------------
Greif, Inc., Cl. A                                1,600          67,600
------------------------------------------------------------------------
Longview Fibre Co.                                1,600          23,568
------------------------------------------------------------------------
Myers Industries, Inc.                            2,200          31,020
------------------------------------------------------------------------
Owens-Illinois, Inc. 1                           14,900         249,724
------------------------------------------------------------------------
Packaging Dynamics Corp.                            760          10,526
------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                              2,500          42,375
------------------------------------------------------------------------
Silgan Holdings, Inc.                            10,000         403,100
                                                          --------------
                                                              1,122,025

------------------------------------------------------------------------
METALS & MINING--1.3%
AK Steel Holding Corp. 1                         29,400         154,938
------------------------------------------------------------------------
Amerigo Resources Ltd. 1                         16,000          21,839
------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1                2,700          51,030
------------------------------------------------------------------------
Carpenter Technology Corp.                       11,800         401,790
------------------------------------------------------------------------
Century Aluminum Co. 1                            2,900          71,891
------------------------------------------------------------------------
Commercial Metals Co.                               600          19,470
------------------------------------------------------------------------
Dynatec Corp. 1                                  73,900          76,063
------------------------------------------------------------------------
Goldcorp, Inc.                                    1,500          17,419
------------------------------------------------------------------------
Inmet Mining Corp. 1                              8,800         121,425
------------------------------------------------------------------------
Meridian Gold, Inc. 1                               900          11,586
------------------------------------------------------------------------
Metal Management, Inc. 1                          3,000          59,430
------------------------------------------------------------------------
Metals USA, Inc. 1                                1,700          30,396
------------------------------------------------------------------------
NN, Inc.                                          1,900          24,149
------------------------------------------------------------------------
Peabody Energy Corp.                              3,700         207,163
------------------------------------------------------------------------
Schnitzer Steel Industries, Inc.                  1,900          64,524
------------------------------------------------------------------------
Southern Peru Copper Corp.                        3,400         140,522
------------------------------------------------------------------------
Steel Technologies, Inc.                          5,800         128,064
------------------------------------------------------------------------
Titanium Metals Corp. 1                             600          55,530
------------------------------------------------------------------------
Westmoreland Coal Co.                               300           5,835
------------------------------------------------------------------------
Wheaton River Minerals Ltd. 1                    16,100          44,911

                                                            MARKET VALUE
                                                 SHARES       SEE NOTE 1
------------------------------------------------------------------------
METALS & MINING CONTINUED
Worthington Industries, Inc.                      8,900   $     182,717
                                                          --------------
                                                              1,890,692

------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.7%
Deltic Timber Corp.                                 900          34,560
------------------------------------------------------------------------
Glatfelter                                          700           9,856
------------------------------------------------------------------------
Louisiana-Pacific Corp.                          22,700         536,855
------------------------------------------------------------------------
Potlatch Corp.                                   10,300         428,892
------------------------------------------------------------------------
Wausau-Mosinee Paper Corp.                        3,800          65,740
                                                          --------------
                                                              1,075,903

------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.3%
------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.2%
Alaska Communications Systems
Group, Inc. 1                                       200           1,220
------------------------------------------------------------------------
CT Communications, Inc.                           3,000          45,150
------------------------------------------------------------------------
D&E Communications, Inc.                            900          12,078
------------------------------------------------------------------------
General Communication, Inc., Cl. A 1              6,600          52,404
------------------------------------------------------------------------
North Pittsburgh Systems, Inc.                    4,800          96,240
------------------------------------------------------------------------
Shenandoah Telecommunications Co.                   600          16,200
------------------------------------------------------------------------
Teleglobe International Holdings Ltd. 1           1,000           5,080
------------------------------------------------------------------------
Warwick Valley Telephone Co.                        800          17,000
                                                          --------------
                                                                245,372

------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0. 1%
AirGate PCS, Inc. 1                                 200           3,660
------------------------------------------------------------------------
Alamosa Holdings, Inc. 1                          5,600          41,160
------------------------------------------------------------------------
Arch Wireless, Inc., Cl. A 1                      1,400          39,886
------------------------------------------------------------------------
EMS Technologies, Inc. 1                            500           9,715
------------------------------------------------------------------------
Linktone Ltd., ADR 1                              1,400          15,330
------------------------------------------------------------------------
Price Communications Corp.                        1,490          21,992
------------------------------------------------------------------------
UbiquiTel, Inc. 1                                15,300          64,566
                                                          --------------
                                                                196,309

------------------------------------------------------------------------
UTILITIES--1.5%
------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Allegheny Energy, Inc. 1                          3,300          50,853
------------------------------------------------------------------------
Canadian Hydro Developers, Inc. 1                14,000          27,671
------------------------------------------------------------------------
Central Vermont Public Service Corp.                400           8,196
------------------------------------------------------------------------
CH Energy Group, Inc.                             4,200         195,048
------------------------------------------------------------------------
Duquesne Light Holdings, Inc.                     5,500         106,205
------------------------------------------------------------------------
El Paso Electric Co. 1                            9,200         142,048
------------------------------------------------------------------------
Green Mountain Power Corp.                          900          23,490
------------------------------------------------------------------------
IDACORP, Inc.                                     4,800         129,600
------------------------------------------------------------------------
Northeast Utilities Co.                           3,000          58,410
------------------------------------------------------------------------
PNM Resources, Inc.                               5,100         105,927
------------------------------------------------------------------------
UIL Holdings Corp.                                2,000          97,380


            19 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
------------------------------------------------------------------------

                                                           MARKET VALUE
                                                 SHARES      SEE NOTE 1
------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Westar Energy, Inc.                               4,900   $      97,559
                                                          --------------
                                                              1,042,387

------------------------------------------------------------------------
GAS UTILITIES--0.7%
Chesapeake Utilities Corp.                        1,200          27,240
------------------------------------------------------------------------
Energen Corp.                                     9,500         455,905
------------------------------------------------------------------------
EnergySouth, Inc.                                   200           8,004
------------------------------------------------------------------------
Laclede Group, Inc. (The)                         4,900         134,309
------------------------------------------------------------------------
National Fuel Gas Co.                             2,600          65,000
------------------------------------------------------------------------
New Jersey Resources Corp.                        3,300         137,214
------------------------------------------------------------------------
NUI CORP                                            800          11,680
------------------------------------------------------------------------
ONEOK, Inc.                                       3,200          70,368
------------------------------------------------------------------------
South Jersey Industries, Inc.                     1,000          44,000
------------------------------------------------------------------------
Southwest Gas Corp.                               2,200          53,074
                                                          --------------
                                                              1,006,794

------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
Avista Corp.                                     10,700         197,094
                                                          --------------
Total Common Stocks (Cost $118,369,057)                     139,151,015


                                              PRINCIPAL     MARKET VALUE
                                                 AMOUNT       SEE NOTE 1
------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS--9.1%
------------------------------------------------------------------------
Undivided interest of 1.09% in joint
repurchase agreement (Principal
Amount/Market Value $1,249,774,000, with
a maturity value of $1,249,822,255) with
UBS Warburg LLC, 1.39%, dated 6/30/04,
to be repurchased at $13,616,526 on
7/1/04, collateralized by Federal Home
Loan Mortgage Corp., 4.50%, 6/1/19, with
a value of $340,921,875 and Federal
National Mortgage Assn., 4.50%--5%,
4/1/19--3/1/34, with a value of
$937,433,252
(Cost $13,616,000)                         $ 13,616,000   $  13,616,000

------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $131,985,057)                               102.4%    152,767,015
------------------------------------------------------------------------
LIABILITIES IN EXCESS OF
OTHER ASSETS                                       (2.4)     (3,608,884)
                                           -----------------------------
NET ASSETS                                        100.0%  $ 149,158,131
                                           =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Identifies issues considered to be illiquid or restricted. See Note 6 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            20 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

JUNE 30, 2004
---------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of approximately $28,894,000) (cost $131,985,057)
--see accompanying statement of investments                                                            $ 152,767,015
---------------------------------------------------------------------------------------------------------------------
Collateral for securities loaned                                                                          29,376,405
---------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                           6,400,749
Shares of beneficial interest sold                                                                         3,439,415
Interest and dividends                                                                                        41,695
Other                                                                                                          3,329
                                                                                                       --------------
Total assets                                                                                             192,028,608

---------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                               136,850
---------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                29,376,405
---------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                     13,248,650
Distribution and service plan fees                                                                            63,184
Shares of beneficial interest redeemed                                                                        15,658
Shareholder communications                                                                                     9,022
Trustees' compensation                                                                                         3,411
Transfer and shareholder servicing agent fees                                                                  1,650
Other                                                                                                         15,647
                                                                                                       --------------
Total liabilities                                                                                         42,870,477

---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                             $ 149,158,131
                                                                                                       ==============

---------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                             $      10,557
---------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                               131,887,979
---------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                             (177,226)
---------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                            (3,345,142)
---------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in
foreign currencies                                                                                        20,781,963
                                                                                                       -------------
NET ASSETS                                                                                             $ 149,158,131
                                                                                                       =============

---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets
of $31,111,141 and 2,195,591 shares of beneficial interest outstanding)                                $       14.17
---------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of
$118,046,990 and 8,360,978 shares of beneficial interest outstanding)                                  $       14.12

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            21 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2004
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $612)                                                   $     393,628
---------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                        37,409
---------------------------------------------------------------------------------------------------------------------
Interest                                                                                                      19,213
                                                                                                       --------------
Total investment income                                                                                      450,250

---------------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------------
Management fees                                                                                              444,815
---------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                                           111,930
---------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                             4,991
Service shares                                                                                                 4,992
---------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                               816
Service shares                                                                                                 3,557
---------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                         3,181
---------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                      952
---------------------------------------------------------------------------------------------------------------------
Other                                                                                                         19,917
                                                                                                       --------------
Total expenses                                                                                               595,151
Less reduction to custodian expenses                                                                            (291)
                                                                                                       --------------
Net expenses                                                                                                 594,860

---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                         (144,610)

---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                                 (115,767)
Foreign currency transactions                                                                                  4,512
                                                                                                       --------------
Net realized loss                                                                                           (111,255)
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                                5,720,233
Translation of assets and liabilities denominated in foreign currencies                                      (26,739)
                                                                                                       --------------
Net change in unrealized appreciation                                                                      5,693,494

---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $   5,437,629
                                                                                                       ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            22 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                     SIX MONTHS            YEAR
                                                                                                          ENDED           ENDED
                                                                                                  JUNE 30, 2004    DECEMBER 31,
                                                                                                    (UNAUDITED)            2003
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                               $    (144,610)  $    (168,501)
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                               (111,255)      2,703,929
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                 5,693,494      15,038,979
                                                                                                  ------------------------------
Net increase in net assets resulting from operations                                                  5,437,629      17,574,407

--------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                                    2,087,397         536,751
Service shares                                                                                       51,422,038      46,411,899

--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                       58,947,064      64,523,057
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                  90,211,067      25,688,010
                                                                                                  ------------------------------
End of period (including accumulated net investment loss of $177,226 and $32,616, respectively)   $ 149,158,131   $  90,211,067
                                                                                                  ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            23 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   SIX MONTHS                                                         YEAR
                                                        ENDED                                                        ENDED
                                                JUNE 30, 2004                                                 DECEMBER 31,
NON-SERVICE SHARES                                (UNAUDITED)         2003       2002       2001       2000           1999
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  13.44     $   9.31   $  11.05   $  11.09   $  14.07       $  9.60
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             (.01)        (.03)      (.01)        -- 1     (.03)         (.02)
Net realized and unrealized gain (loss)                   .74         4.16      (1.73)      (.04)     (2.35)         4.49
                                                     -----------------------------------------------------------------------
Total from investment operations                          .73         4.13      (1.74)      (.04)     (2.38)         4.47
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                       --           --         --         --       (.60)           --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  14.17     $  13.44   $   9.31   $  11.05   $  11.09       $ 14.07
                                                     =======================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       5.43%       44.36%    (15.75)%    (0.36)%   (18.34)%       46.56%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 31,111     $ 27,551   $ 19,577   $ 18,514   $ 14,599       $ 6,927
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 29,252     $ 20,271   $ 20,505   $ 15,307   $ 12,576       $ 2,738
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (0.09)%      (0.30)%    (0.09)%    (0.01)%    (0.29)%       (0.37)%
Total expenses                                           0.83%        1.01%      1.00%      1.05%      1.37%         1.83%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 4        N/A 4      N/A 4      N/A 4     1.35%         1.34%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    73%         130%       121%       213%       162%          176%

1. Less than $0.005 per share.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            24 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                          SIX MONTHS                                   YEAR
                                                                               ENDED                                  ENDED
                                                                       JUNE 30, 2004                           DECEMBER 31,
SERVICE SHARES                                                           (UNAUDITED)          2003       2002        2001 1
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $   13.40      $   9.29   $  11.05       $ 10.61
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                    (.02)         (.02)      (.01)           -- 2
Net realized and unrealized gain (loss)                                          .74          4.13      (1.75)          .44
                                                                           ---------------------------------------------------
Total from investment operations                                                 .72          4.11      (1.76)          .44
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                              --            --         --            --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $   14.12      $  13.40   $   9.29       $ 11.05
                                                                           ===================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                              5.37%        44.24%    (15.93)%        4.15%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                   $ 118,047      $ 62,660   $  6,111       $   108
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                          $  90,325      $ 25,018   $  2,228       $    26
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                                            (0.29)%       (0.43)%    (0.26)%       (0.34)%
Total expenses                                                                  1.06%         1.23%      1.21%         1.19%
Expenses after payments and waivers and reduction to custodian expenses          N/A 5         N/A 5     1.19%          N/A 5
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           73%          130%       121%          213%

1. For the period from July 16, 2001 (inception of offering) to December 31,
2001.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            25 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of the New York Stock Exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, #oppenheimer main street small cap fund/vaand the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each


            26 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2004, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $3,345,141 expiring by 2012. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2004, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains. During the year ended December 31, 2003, the Fund did utilize $2,435,654 of capital loss carryforward to offset realized capital gains.

As of December 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                           Expiring
                           --------------------------
                           2009           $   642,572
                           2010             2,591,314
                                          -----------
                           Total          $ 3,233,886
                                          ===========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


            27 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES Continued

EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          SIX MONTHS ENDED JUNE 30, 2004   YEAR ENDED DECEMBER 31, 2003
                          --------------------------------------------------------------
                                 SHARES           AMOUNT         SHARES          AMOUNT
----------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                            494,249    $   6,859,344        826,676   $   9,370,135
Redeemed                       (348,829)      (4,771,947)      (879,995)     (8,833,384)
                          --------------------------------------------------------------
Net increase (decrease)         145,420     $  2,087,397        (53,319)   $    536,751
                          ==============================================================

----------------------------------------------------------------------------------------
SERVICE SHARES
Sold                          4,507,683    $  62,663,975      4,910,616   $  56,495,920
Redeemed                       (821,999)     (11,241,937)      (892,849)    (10,084,021)
                          --------------------------------------------------------------
Net increase                  3,685,684      $51,422,038      4,017,767     $46,411,899
                          ==============================================================

--------------------------------------------------------------------------------

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2004, were $129,728,170 and $84,804,133, respectively.

--------------------------------------------------------------------------------

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2004, the Fund paid $9,997 to OFS for services to the Fund.


            28 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services and personal service and account maintenance for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------

5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of June 30, 2004, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------

6. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2004 was $123,907, which represents 0.08% of the Fund's net assets, of which $27,592 is considered restricted. Information concerning restricted securities is as follows:

                       ACQUISITION                VALUATION AS OF      UNREALIZED
SECURITY                      DATE          COST    JUNE 30, 2004    APPRECIATION
-----------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Esprit Exploration Ltd.     6/4/02       $19,418          $27,592          $8,174


            29 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund also continues to receive interest or dividends paid on the securities loaned. As of June 30, 2004, the Fund had on loan securities valued at approximately $28,894,000. Cash of $29,376,405 was received as collateral for the loans, and has been invested in approved instruments.


            30 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)